                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                       BBH TRUST

  BBH U.S. Treasury Money Fund
  BBH Money Market Fund
  BBH Tax Exempt Money Fund

            (Exact name of Registrant as specified in charter)

            140 Broadway,
            New York, NY  10005
            (Address of principal executive offices)

            Corporation Services Company,
            2711 Centerville Road, Suite 400, Wilmington,
            DE, 19808
            (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: JUNE 30

Date of reporting period: JUNE 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  Annual Report
                                  JUNE 30, 2008

                          BBH U.S. TREASURY MONEY FUND


BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2007 to June 30,  2008,  the BBH U.S.  Treasury  Money
Fund (the  "Fund")  produced a total return of  2.57%(1).  The weighted  average maturity of the Fund during the period varied in a range between 40 and 60 days.
We believe the performance of the Fund was competitive within the industry.

The Fund seeks to achieve  as high a level of  current  income as is  consistent with the preservation of capital and the maintenance of liquidity. The Fund does so by investing solely in U.S. Treasury securities.

During the reporting  period,  the money markets faced an  unprecedented  credit environment.  A common measure of systematic risk within the money markets,  the
Treasury-Eurodollar  (TED)  spread,  reached  peak  levels  not  seen in  recent history.  One  of  the  largest  segments  of  the  money-markets,  asset-backed commercial  paper ("ABCP"),  experienced a period of near-zero  liquidity.  Many
ABCP  programs  were forced back on to the  balance  sheets of their  sponsoring banks and  outstanding  issuance was  drastically  reduced from $1.2 trillion to
$750 billion.  The catalyst for this market turmoil was the poor  performance of mortgage-backed  product,  and in particular the high degree of leverage applied to it within many money market  eligible  structures.  Difficulties in the money markets  quickly  spread to the broader  credit  markets  compelling the Federal
Reserve to take unprecedented  action. During the period, the Fed cut its target interest  rate by 325 basis  points to 2%. As a response to the collapse of Bear
Stearns in March, the Fed opened the discount window to broker/dealer  firms and created two auction facilities to provide much needed liquidity to the financial system. These actions worked to ease some of the distress in the credit markets;
however, risk premiums remain at abnormally high levels.

As  conditions   deteriorated  in  the  money-markets,   government   guaranteed
securities  became highly sought after by investors.  This led to an increase in demand for U.S. Treasury bills, placing downward pressure on yields and creating a relatively flat yield curve. As a result, the investment team purchased one to three month U.S.  Treasury  bills in order to maintain  liquidity  and  maximize yield.

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment  return  and  principal  value  will  fluctuate,   so  that  an
      investor's  shares,  when  redeemed,  may be worth more or less than their original  cost.  Mutual  Fund  performance  changes  over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns,  contact the Fund at 1-800-625-5759.

2
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2008

To the Trustees of the BBH Trust and Shareholders of
BBH U.S. Treasury Money Fund

We have audited the accompanying statement of assets and liabilities,  including the portfolio of investments,  of BBH U.S.  Treasury Money Fund (a series of BBH
Trust) (the "Fund") as of June 30, 2008, and the related statement of operations for the year then ended,  the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities owned as of June 30, 2008, by  correspondence  with the custodian.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
U.S.  Treasury Money Fund as of June 30, 2008, the results of its operations for the year then ended,  the changes in its net assets for each of the two years in the period then ended,  and the financial  highlights for each of the five years in the period then ended,  in conformity with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 21, 2008

FINANCIAL STATEMENT JUNE 30, 2008                                              3

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2008

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
U.S. Treasury Bills ............................      $ 92,129,716       100.2%
Liabilities in Excess of Other Assets ..........          (153,490)       (0.2)
                                                      ------------       -----
NET ASSETS .....................................      $ 91,976,226       100.0%
                                                      ============       =====

All data as of June 30, 2008. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

4

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2008

  Principal
    Amount                                                            Value
------------                                                       ------------
              U.S. TREASURY BILLS (a) (100.2%)
$  7,000,000  due 07/03/08, 0.760% ............................    $  6,999,705
  20,440,000  due 07/10/08, 1.315% ............................      20,433,295
  39,180,000  due 07/17/08, 1.638% ............................      39,151,527
   6,870,000  due 08/07/08, 1.641% ............................       6,858,457
   8,900,000  due 08/14/08, 1.493% ............................       8,883,792
   9,875,000  due 11/20/08, 1.867% ............................       9,802,940
                                                                   ------------
              Total U.S. Treasury Bills .......................      92,129,716
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST ...........         100.2%    $ 92,129,716
LIABILITIES IN EXCESS OF OTHER ASSETS ..........          (0.2)        (153,490)
                                                  ------------     ------------
NET ASSETS .....................................         100.0%    $ 91,976,226
                                                  ============     ============

----------
(a)   Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              5

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
   Investments, at amortized cost ..............................     $92,129,716
                                                                     -----------
      Total Assets .............................................      92,129,716
                                                                     -----------
LIABILITIES:
   Due to Brown Brothers Harriman & Co. ........................          50,621
   Payables for:
      Investment advisory and administrative fees ..............          24,936
      Professional fees ........................................          22,544
      Shareholder servicing fees ...............................          21,843
      Custody and accounting fees ..............................          10,233
      State registration fees ..................................           4,293
      Dividends declared .......................................           1,163
      Board of Trustees' fees ..................................             294
   Accrued expenses and other liabilities ......................          17,563
                                                                     -----------
      Total Liabilities ........................................         153,490
                                                                     -----------
NET ASSETS, for 91,976,358 fund shares outstanding .............     $91,976,226
                                                                     ===========
Net Assets Consist of:
   Paid-in capital .............................................     $91,976,226
                                                                     -----------
Net Assets .....................................................     $91,976,226
                                                                     ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE ...................           $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

6

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2008

NET INVESTMENT INCOME:
   Income:
      Investment income .....................................       $ 2,269,632
                                                                    -----------
   Expenses:
      Investment advisory and administrative fees ...........           182,880
      Shareholder servicing fees ............................           164,592
      State registration fees ...............................            34,132
      Custody and accounting fees ...........................            25,978
      Professional fees .....................................            20,931
      Board of Trustees' fees ...............................            16,013
      Miscellaneous expenses ................................            48,883
                                                                    -----------
        Total Expenses ......................................           493,409
        Expense offset arrangement ..........................            (4,480)
                                                                    -----------
        Net Expenses ........................................           488,929
                                                                    -----------
   Net Investment Income ....................................       $ 1,780,703
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              7
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    For the years ended June 30,
                                                                                  --------------------------------
                                                                                      2008                2007
                                                                                  -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income ...............................................       $   1,780,703      $   3,842,702
   Dividends declared from net investment income ..........................          (1,780,703)        (3,842,702)
                                                                                  -------------      -------------
   From Fund Share (Principal) Transactions at
      Net Asset Value of $1.00 per share:
        Fund shares sold ..................................................         220,163,437        169,360,686
        Fund shares issued in reinvestment of dividends ...................                 514          1,684,859
        Fund shares repurchased ...........................................        (203,427,489)      (207,159,757)
                                                                                  -------------      -------------
           Net increase (decrease) in net assets resulting
             from fund share transactions .................................          16,736,462        (36,114,212)
                                                                                  -------------      -------------

NET ASSETS:
   Beginning of year ......................................................          75,239,764        111,353,976
                                                                                  -------------      -------------
   End of Year ............................................................       $  91,976,226      $  75,239,764
                                                                                  =============      =============


   The accompanying notes are an integral part of these financial statements.

8

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year


                                                                   For the years ended June 30,
                                                  -----------------------------------------------------------
                                                    2008          2007       2006           2005        2004
                                                  -------       -------    -------        -------     -------
Net asset value, beginning of year ............   $  1.00       $  1.00    $  1.00        $  1.00     $  1.00
Income from investment operations:
   Net investment income ......................      0.02          0.04       0.03           0.01        0.00(1)
Dividends to shareholders from net
   investment income ..........................     (0.02)        (0.04)     (0.03)         (0.01)      (0.00)(1)
                                                  -------       -------    -------        -------     -------
Net asset value, end of year ..................   $  1.00       $  1.00    $  1.00        $  1.00     $  1.00
                                                  =======       =======    =======        =======     =======
Total return ..................................      2.57%         4.45%      3.35%          1.41%       0.40%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ......  $    92       $    75    $   111        $   141     $   117
   Net expenses paid by Fund ..................      0.67%         0.62%      0.59%          0.56%       0.59%
   Expense offset arrangement .................      0.00%(2)      0.01%      0.00%(2)       0.01%       0.00%(2)
                                                  -------       -------    -------        -------     -------
      Total expenses ..........................      0.67%         0.63%      0.59%          0.57%       0.59%
                                                  =======       =======    =======        =======     =======
   Ratio of net investment income to
      average net assets ......................      2.43%         4.36%      3.25%          1.49%       0.39%


----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              9

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

1.    Organization and Significant  Accounting Policies. BBH U.S. Treasury Money
      Fund (the  "Fund")  is a  separate,  diversified  series of BBH Trust (the
      "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management  investment company organized as a  Massachusetts  business trust on June 7, 1983 and  re-organized as a
      Delaware  statutory trust on June 12, 2007. The Fund commenced  operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares.  The Trustees have authorized the issuance of an unlimited  number of shares of the Fund without a par value.  At June 30,  2008,  there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation  of  Investments.  The  Fund  values  its  investments  at amortized cost, which approximates  market value. The amortized cost method  values a security  at its cost at the time of  purchase  and thereafter  assumes  a  constant  amortization  to  maturity  of any discount  or  premium.  The  Fund's  use  of  amortized  cost  is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B.    Investment  Transactions  and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest income consists of interest  accrued and discount earned  (including both original issue and market discount)
            and premium  amortization  on the  investments of the Fund,  accrued ratably to the date of maturity.

      C.    Federal  Income  Taxes.  Each  series of the Trust is  treated  as a separate  entity for federal  income tax purposes.  It is the Fund's policy to comply with the  provisions  of the Internal  Revenue Code applicable  to  regulated  investment  companies  and to  distribute substantially  all  of  its  taxable  income  to  its  shareholders.
            Accordingly,  no federal  income tax provision is required.  At June
            30, 2008,  the cost of  investments  for federal income tax purposes was  equal  to the  amortized  cost  of  investments  for  financial statement purposes.

      D.    Dividends and  Distributions  to  Shareholders.  Dividends  from net
            investment   income  are   declared   daily  and  paid   monthly  to
            shareholders.   The  Fund  declared  dividends  in  the  amounts  of
            $1,780,703 and $3,842,702 for the years ended June 30, 2008 and June
            30, 2007, respectively.  The tax character of the dividends declared in both years was 100% ordinary income.

10

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008

      E.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether the tax  positions  are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended June 30, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            Disclosures  about  Derivative  Instruments  and Hedging  Activities
            (SFAS 161),  was issued and is effective for fiscal years  beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown Brothers  Harriman & Co. ("BBH")  provides  investment  advice,  and portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for  investment  advisory and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.25% of the fund's  average  daily net  assets.  Prior to June 12,  2007, under a separate agreement that covered only investment advisory fees, BBH received  a fee from the Fund  calculated  daily  and paid  monthly  at an annual  rate of  0.15% of the  Fund's  average  daily  net  assets.  Brown
      Brothers Harriman Trust Company,  LLC, the Fund's  administrator,  under a separate agreement that covered only administrative  services,  received a fee from the Fund  calculated  daily and paid  monthly  at an annual  rate equivalent  to 0.10% of the Fund's  average  daily net  assets.  BBH has a sub-administration  services  agreement  with Federated  Services  Company
      ("FSC")  for which FSC  receives  compensation  paid by BBH.  For the year ended June 30, 2008, the Fund incurred  $182,880 for  investment  advisory and administrative services.

FINANCIAL STATEMENT JUNE 30, 2008                                             11

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily and paid  monthly at an annual rate of 0.225% of the Fund's  average daily net  assets.  For the year ended June 30,  2008,  the Fund  incurred
      $164,592 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over
      $1 billion.  For the year ended June 30, 2008,  the Fund incurred  $25,978 for custody and accounting services.  These fees were reduced by $4,480 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant  to the  agreement,  the Fund will be charged  interest  based on
      LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2008 was $8,274.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2008, the Fund incurred $16,013 for these fees.

3.    Federal Income Tax Status. The Fund had a net capital loss carryforward of approximately $4,354 which expires as follows:

                    Expiration date                Amount
                    ---------------                ------
                       06/30/2015                  $4,354
                                                   ======

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation)  is attributable primarily to the tax deferral of losses on wash sales.

      To the  extent  that this net  capital  loss  carryover  is used to offset future  capital  gains,  it is  probable  the gains to offset  will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

12

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2008

EXAMPLE

As a shareholder of BBH U.S. Treasury Money Fund (the "Fund"), you may incur two
types  of  costs:  (1)  transaction  costs  on  purchase  payments,   reinvested
dividends,  or other  distributions;  and exchange  fees; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing costs only and do not reflect any  transactional  costs, such redemption fees or  exchange  fees.  Therefore,  the second  line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition,  if these transactional costs were included, your costs would have been higher.


                                                                             Expenses Paid
                                      Beginning            Ending            During Period
                                    Account Value       Account Value       January 1, 2008
                                   January 1, 2008      June 30, 2008     to June 30, 2008(1)
                                   ---------------      -------------     -------------------
Actual......................           $1,000             $1,008.00              $3.35
Hypothetical(2).............           $1,000             $1,021.53              $3.37


----------
(1)   Expenses  are  equal to the  Fund's  annualized  expense  ratio of  0.67%, multiplied  by the average  account  value over the period,  multiplied by
      182/366 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the applicable  annualized  expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT JUNE 30, 2008                                             13

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2008

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust and the  Corporation  unanimously  approved a new Combined  Investment
Advisory/Administrative  Services Agreement  ("Combined  Agreement").  The Board
determined  that  the  terms of the  Combined  Agreement  will be  substantially identical to those of the current advisory and administration  agreements of the
Funds, noting that the most significant  difference in the Combined Agreement is a single fee for both  investment  advisory  and  administrative  services.  The following  is a summary  of the  factors  the Board took into  consideration  in making its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  had  recently  been  refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

14

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds, there

FINANCIAL STATEMENT JUNE 30, 2008                                             15

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 11, 2006, the Board received detailed  performance  information for each Fund at each regular Board meeting during the year. At the meeting held on October 2, 2006, the Board reviewed  information  showing performance of each
Fund  compared  to its peers  over the prior 1-,  3-,  and 5- year  periods  and compared the  performance  information  to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to BBH U.S.  Treasury Money Fund also were noted
and considered by the Board in deciding to approve the Combined Agreement:

The Board  considered the 1-, 3- and 5-year  annualized total returns of the BBH
U.S. Treasury Money Fund versus the iMoneyNet (Treasury Retail). The Board noted
that the Fund  outperformed  or  performed  in line with that  average  over all relevant  periods.  Moreover,  the Board  noted  that it  believes  to have been appropriately  advised by BBH about its duration and average  weighted  maturity decisions  during the  relevant  periods  and were  satisfied  overall  with the competitiveness  of the  performance.  The Board  also noted with favor that the expense ratio was substantially  lower than that of the average.  The Board also noted that the BBH U.S. Treasury Money Fund had successfully maintained a stable net  asset  value  of one  dollar  at  all  times.  Taking  into  account  these comparisons and the other factors  considered,  the Trustees  concluded that the
BBH U.S.  Treasury  Money  Fund's  investment  results  over  time and its total expense ratio had been satisfactory.

16

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT JUNE 30, 2008                                             17

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2008

In  January  2009,  the Fund  will  report  on Form  1099 the tax  status of all distributions  made during the calendar year 2008.  Shareholders  should use the information on Form 1099 for their income tax returns.

18

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH U.S.  Treasury Money Fund includes  additional  information about the Fund's  Trustees  and is  available  upon  request  without  charge by contacting the Fund at 1-800-625-5759.


                                                                                                     Number of
                                             Term of                                                 Funds in
                                             Office and                                              Fund            Other
                           Position(s)       Length                                                  Complex         Directorships
Name, Birth Date           Held with         of Time           Principal Occupation(s)               Overseen by     Held by
and Address                Trust             Served#           During Past 5 Years                   Trustee^        Trustee
--------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.      Chairman of       Since 2007        Managing Director, Chairman and       7               None
Birth Date:                the Board                           Chief Executive Officer of
March 17, 1938             and Trustee                         Shields & Company (member of
Shields & Company                                              New York Stock Exchange);
140 Broadway                                                   Chairman of Capital Management
New York, NY 10005                                             Associates, Inc. (registered
                                                               investment adviser); Director
                                                               of Flower Foods, Inc. (New York
                                                               Stock Exchange listed company).

David P. Feldman           Trustee           Since 2007        Director of Jeffrey Co. (1992         7               Director of
Birth Date:                                                    to present); Director of QMED                         Dreyfus
November 16, 1939                                              (1999 to May 2007).                                   Mutual Funds
c/o BBH & Co.                                                                                                        (59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy               Trustee           Since 2007        Private Investor.                     7               None
Birth Date:
April 17, 1939
4111 Clear
Valley Drive
Encino, CA 91436

Arthur D. Miltenberger     Trustee           Since 2007        Retired; Trustee, R.K. Mellon         7               None
Birth Date:                                                    Family Trust (1981 to June
November 8, 1938                                               2003); Director of
503 Darlington Road                                            Aerostructures Corporation
Ligonier, PA 15658                                             (aircraft manufacturer) (1996
                                                               to July 2003).

Samuel F. Pryor, IV        Trustee           Since 2007        Private Investor.                     7               None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021


FINANCIAL STATEMENT JUNE 30, 2008                                             19

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                                     Number of
                                             Term of                                                 Funds in
                                             Office and                                              Fund            Other
                           Position(s)       Length                                                  Complex         Directorships
Name, Birth Date           Held with         of Time           Principal Occupation(s)               Overseen by     Held by
and Address                Trust             Served#           During Past 5 Years                   Trustee^        Trustee
----------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner          Trustee           Since 2007        President, Clear Brook                7               None
Birth Date:                                                    Advisors, a registered
March 3, 1956                                                  investment advisor.
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret             President         Since 2008        President and Principal               N/A             N/A
Birth Date:                and                                 Executive Officer of the Trust;
April 11, 1959             Principal                           Joined Brown Brothers Harriman
140 Broadway               Executive                           & Co. ("BBH & Co.") in 1981 and
New York, NY 10005         Officer                             has been a Partner of the firm
                                                               since 1998.

Charles H. Schreiber       Treasurer         Since 2007        Treasurer and Principal               N/A             N/A
Birth Date:                and                                 Financial Officer of the Trust;
December 10, 1957          Principal                           Senior Vice President of BBH &
140 Broadway               Financial                           Co. since September 2001;
New York, NY 10005         Officer                             Joined BBH & Co. in 1999.

Mark B. Nixon              Assistant         Since 2007        Assistant Secretary and               N/A             N/A
Birth Date:                Secretary,                          Assistant Treasurer of the
January 14, 1963           Assistant                           Trust; Vice President of BBH &
140 Broadway               Treasurer                           Co. (since October 2006);
New York, NY 10005                                             Accounting Manager, Reserve
                                                               Funds (August 2005-September
                                                               2006); Assistant Controller,
                                                               Reserve Funds (February
                                                               2005-August 2005); Private
                                                               Consultant (December
                                                               2001-February 2005).

Beth Haddock               Chief             Since 2007        Chief Compliance Officer of the       N/A             N/A
Birth Date:                Compliance                          Trust (September 2007-present);
December 10, 1965          Officer                             Chief Compliance Officer for
140 Broadway                                                   the FINRA/NYSE and SEC
New York, NY 10005                                             compliance programs and
                                                               Associate Compliance Director
                                                               for the global compliance
                                                               program (April 2005-present);
                                                               Deputy General Counsel of AXA
                                                               Advisors/AXA Financial (November
                                                               1997-April 2005).


20

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                                     Number of
                                             Term of                                                 Funds in
                                             Office and                                              Fund            Other
                           Position(s)       Length                                                  Complex         Directorships
Name, Birth Date           Held with         of Time           Principal Occupation(s)               Overseen by     Held by
and Address                Trust             Served#           During Past 5 Years                   Trustee^        Trustee
----------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An              Anti-Money        Since 2008        Anti-Money Laundering Officer,        N/A             N/A
Birth Date:                Laundering                          Vice President of BBH & Co.
September 10, 1970         Officer                             (September 2007-present); AML
140 Broadway                                                   Officer at UBS Investment Bank
New York, NY 10005                                             (April 2006-August 2007); AML
                                                               Officer & Vice President in
                                                               Private Client Services at Bear
                                                               Stearns & Co (June 1992-April
                                                               2006).

Gail C. Jones              Secretary         Since 2007        Secretary of the Trust;               N/A             N/A
Birth Date:                                                    Counsel, ReedSmith, LLP (since
October 26, 1953                                               October 2002); Corporate
1001 Liberty Avenue                                            Counsel (January 1997 to
Pittsburgh, PA                                                 September 2002) and Vice
15222-3779                                                     President (January 1999 to
                                                               September 2002) of Federated
                                                               Services Company.

George M. Polatas          Vice              Since 2008        Vice President of the Trust           N/A             N/A
Birth Date:                President                           (since June 2008); Assistant
March 3, 1962                                                  Vice President of Federated
1001 Liberty Avenue,                                           Services Company; Vice
Pittsburgh, PA                                                 President of various funds
15222-3779                                                     distributed by Edgewood
                                                               Services, Inc (January 1997 to
                                                               present).

Theodore J. Boudria        Assistant         Since 2008        Assistant Treasurer of the            N/A             N/A
Birth Date:                Treasurer                           Trust; Vice President (since
June 26, 1968                                                  2003); Assistant Vice President
70 Franklin Street                                             (since September 2000); Joined
Boston, MA 02110                                               BBH & Co. in 1995.


----------
#     Each  Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000),  or until he or she sooner dies,  resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their  respective successors  are  chosen  and  qualified  (subject  to the  ability  of the
      Trustees to remove any officer in accordance with the Trust's By-laws).

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

FINANCIAL STATEMENT JUNE 30, 2008                                             21

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                             Call 1-800-575-1265
By E-mail send your request to:           bbhfunds@bbh.com
On the internet:                          www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  Annual Report
                                  JUNE 30, 2008

                              BBH MONEY MARKET FUND


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2007 to June 30, 2008,  the BBH Money Market Fund (the
"Fund")  produced a total return of 3.77%(1).  We believe the performance of the
Fund was  competitive  within  the  industry  despite  what we  believe  to be a conservative  portfolio  composition  and in  light  of  very  difficult  market conditions.

The Fund seeks to achieve  as high a level of  current  income as is  consistent with the preservation of capital and the maintenance of liquidity. The Fund does so by investing  primarily in a  diversified  portfolio of liquid,  high-quality short-term  debt  securities.  To  that  end,  the  Fund's  investments  include securities  issued  or  guaranteed  as to  principal  and  interest  by the U.S.
government or its agencies,  certificates of deposit and commercial paper issued by large, well capitalized global banks, commercial paper issued by large credit worthy U.S.  corporations,  and repurchase  agreements backed by U.S. government and  agency  collateral.  The  Fund  did not have  any  exposure  to  Structured
Investment  Vehicles  ("SIVs")  during  the  period  and  removed   asset-backed
commercial paper ("ABCP") from its investment strategy.

During the reporting  period,  the money markets faced an  unprecedented  credit environment.  A common measure of systematic risk within the money markets,  the
Treasury-Eurodollar  (TED)  spread,  reached  peak  levels  not  seen in  recent history. One of the largest segments of the money-markets,  ABCP,  experienced a period of near-zero  liquidity.  Many ABCP  programs  were forced back on to the
balance  sheets  of  their  sponsoring   banks  and  outstanding   issuance  was
drastically  reduced from $1.2 trillion to $750  billion.  The catalyst for this market  turmoil was the poor  performance  of  mortgage-backed  product,  and in particular  the high degree of leverage  applied to it within many money  market eligible  structures.  Difficulties  in the money markets  quickly spread to the broader credit  markets  compelling  the Federal  Reserve to take  unprecedented action.  During the period,  the Fed cut its target  interest  rate by 325 basis points to 2%. As a response to the  collapse of Bear  Stearns in March,  the Fed opened the  discount  window to  broker/dealer  firms and  created  two  auction facilities  to provide much needed  liquidity  to the  financial  system.  These actions worked to ease some of the distress in the credit markets; however, risk premiums remain at abnormally high levels.

Throughout  this difficult  environment,  the investment  team for the BBH Money
Market  Fund  maintained  what  it  believed  to  be a  conservative  investment strategy,  which enabled the Fund to largely  avoid some of the more  distressed areas of the markets including SIVs and ABCP. At the onset of the credit crisis, the Fund had only a modest  position  to  short-maturity  ABCP.  Brown  Brothers
Harriman & Co.  continues to perform its own rigorous  credit  assessment of all securities  purchased  for the Fund and does not rely on the rating  agencies to determine  credit  quality.  As a result,  the investment  team has been able to deliver a  consistently  competitive  return and ample  liquidity  even with the recent adverse conditions present in the money-markets.

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment  return  and  principal  value  will  fluctuate,   so  that  an
      investor's  shares,  when  redeemed,  may be worth more or less than their original  cost.  Mutual  Fund  performance  changes  over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns,  contact the Fund at 1-800-625-5759.

2

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2008

To the Trustees of the BBH Trust and Shareholders of
BBH Money Market Fund

We have audited the accompanying statement of assets and liabilities,  including the portfolio of  investments,  of BBH Money Market Fund (a series of BBH Trust)
(the "Fund") as of June 30, 2008,  and the related  statement of operations  for the year then ended,  the statement of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities owned as of June 30, 2008, by  correspondence  with the custodian.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Money Market Fund as of June 30,  2008,  the results of its  operations  for the year then ended,  the changes in its net assets for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 21, 2008

FINANCIAL STATEMENT JUNE 30, 2008                                              3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2008

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                    --------------    ----------
Certificates of Deposit ........................    $  175,137,991        8.1%
Commercial Paper ...............................     1,125,842,819       51.8
Corporate Bonds ................................       253,531,649       11.7
Municipal Bonds ................................       174,745,000        8.0
Mutual Fund ....................................        57,730,000        2.6
U.S. Government Agency Obligations .............        57,875,720        2.7
Repurchase Agreements ..........................       325,000,000       14.9
Other Assets in Excess of Liabilities ..........         4,034,527        0.2
                                                    --------------      -----
NET ASSETS .....................................    $2,173,897,706      100.0%
                                                    ==============      =====

All data as of June 30, 2008. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

4

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2008


 Principal                                                                           Maturity          Interest
   Amount                                                                              Date              Rate             Value
-----------                                                                          --------          --------      --------------
              CERTIFICATES OF DEPOSIT (8.1%)
$21,800,000   Banco Bilbao Vizcaya Argentaria..................................      09/12/08            2.780%      $   21,800,439
 18,800,000   Banco Santander, New York........................................      08/26/08            3.000           18,801,441
  8,600,000   Bank of Montreal.................................................      07/17/08            3.740            8,602,767
 12,800,000   Bank of Montreal(1)..............................................      07/28/08            2.673           12,800,304
 12,800,000   Bank of Montreal(1)..............................................      07/31/08            2.989           12,800,220
 21,400,000   Bank of Tokyo-Mitsubishi UFJ.....................................      09/08/08            2.670           21,400,407
 10,300,000   BNP Paribas(1)...................................................      07/03/08            2.398           10,299,978
 17,100,000   Calyon, New York.................................................      07/14/08            4.030           17,106,802
 21,400,000   Depfa Bank, Plc..................................................      07/28/08            2.520           21,400,000
  8,600,000   Royal Bank of Canada.............................................      02/02/09            5.290            8,725,598
 21,400,000   Toronto Dominion Bank............................................      07/07/08            2.900           21,400,035
                                                                                                                     --------------
              Total Certificates of Deposit....................................                                         175,137,991
                                                                                                                     --------------

              COMMERCIAL PAPER (51.8%)
 15,650,000   Archer Daniels Midland Co........................................      07/17/08            2.520           15,632,611
 19,300,000   Archer Daniels Midland Co........................................      07/22/08            2.060           19,276,920
  8,600,000   Archer Daniels Midland Co........................................      08/05/08            2.266            8,581,187
 33,286,000   Ascension Health.................................................      07/23/08            2.370           33,237,892
 25,000,000   Baker Hughes, Inc................................................      07/01/08            2.500           25,000,000
  4,300,000   Bank of America Corp.............................................      07/01/08            2.785            4,300,000
 26,955,000   BMW US Capital LLC...............................................      07/01/08            2.350           26,955,000
  2,600,000   Brown University.................................................      08/06/08            2.442            2,593,760
 19,500,000   Brown University.................................................      08/12/08            2.379           19,446,082
  8,600,000   Brown-Forman Beverages, Europe, Ltd..............................      09/08/08            2.293            8,562,418
 24,100,000   Catholic Health Initiative.......................................      08/20/08            2.600           24,100,000
 14,500,000   CBA (Delaware) Finance...........................................      07/11/08            2.502           14,489,931
 19,917,000   City of Chicago, IIIinois........................................      02/02/09            2.999           19,570,444
 21,400,000   Coca-Cola Co.....................................................      08/06/08            2.148           21,354,204
 36,080,000   Columbia University..............................................      07/01/08            2.254           36,080,000
 25,000,000   Commerzbank US Finance...........................................      07/01/08            2.640           25,000,000
 17,100,000   ConocoPhillips Co................................................      07/02/08            2.053           17,099,026
 15,000,000   Cornell University...............................................      07/17/08            2.461           14,983,667
 21,400,000   Danske Corp......................................................      07/02/08            2.485           21,398,526
 12,000,000   Danske Corp......................................................      07/03/08            2.405           11,998,400


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                                           Maturity          Interest
   Amount                                                                              Date              Rate             Value
-----------                                                                          --------          --------      --------------
              COMMERCIAL PAPER (continued)
$ 6,100,000   De Kalb County, Georgia Development
                Authority Revenue..............................................      07/23/08            2.500%      $    6,100,000
  9,148,000   Duke University..................................................      08/06/08            2.409            9,126,043
 13,450,000   General Electric Capital Corp....................................      07/14/08            2.519           13,437,858
 21,400,000   IBM Corp.........................................................      07/21/08            2.115           21,374,914
 21,150,000   IBM Corp.........................................................      08/01/08            2.206           21,109,932
 12,800,000   ING (US) Funding LLC.............................................      07/17/08            2.521           12,785,721
  8,600,000   ING (US) Funding LLC.............................................      08/14/08            2.577            8,573,092
 25,000,000   International Lease Finance Corp.................................      07/01/08            2.651           25,000,000
 21,500,000   Johns Hopkins University.........................................      07/22/08            2.600           21,500,000
 10,300,000   Johns Hopkins University.........................................      07/24/08            2.500           10,300,000
 21,400,000   Koch Resources LLC...............................................      07/16/08            2.214           21,380,294
 25,000,000   Leggett & Platt, Inc.............................................      07/01/08            2.300           25,000,000
 21,400,000   Leggett & Platt, Inc.............................................      07/02/08            2.123           21,398,740
 34,300,000   Los Angeles Department of Airports...............................      07/03/08            2.408           34,295,484
 12,800,000   State of Michigan................................................      10/28/08            4.900           12,800,000
 25,000,000   National Rural Utilities Cooperative
                Finance Corp. .................................................      07/11/08            2.302           24,984,028
 25,680,000   Nebraska Public Power Authority..................................      07/01/08            2.387           25,680,000
 25,000,000   Nestle Capital Corp..............................................      07/01/08            2.300           25,000,000
 21,400,000   Nestle Capital Corp..............................................      07/24/08            2.147           21,370,741
 30,805,000   New York State Power Authority...................................      07/22/08            2.599           30,759,178
 21,400,000   State of North Carolina..........................................      07/22/08            2.350           21,400,000
 12,800,000   Pepsi Bottling Group, Inc........................................      07/01/08            2.152           12,800,000
 21,400,000   Pfizer, Inc......................................................      07/18/08            2.126           21,378,576
 25,000,000   Rabobank USA Financial Corp......................................      07/01/08            2.240           25,000,000
 12,800,000   Rabobank USA Financial Corp......................................      07/07/08            2.355           12,794,987
  9,800,000   Rabobank USA Financial Corp......................................      07/18/08            2.355            9,789,125
  4,575,000   Rights of University of Michigan.................................      09/02/08            2.580            4,575,000
 50,000,000   Rockwell Automation..............................................      07/01/08            2.250           50,000,000
 11,600,000   Rutgers, State University of New Jersey..........................      07/16/08            2.400           11,600,000
 14,000,000   Southern Company Funding.........................................      07/02/08            2.222           13,999,137
  9,300,000   Stanley Works....................................................      07/10/08            2.107            9,295,118


   The accompanying notes are an integral part of these financial statements.

6

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                                           Maturity          Interest
   Amount                                                                              Date              Rate             Value
-----------                                                                          --------          --------      --------------
              COMMERCIAL PAPER (continued)
$12,800,000   Stanley Works....................................................      07/29/08            2.126%      $   12,778,894
  1,700,000   Tennessee State School Bond......................................      07/24/08            2.400            1,700,000
 13,388,000   Tennessee State School Bond......................................      07/24/08            2.400           13,388,000
 25,937,000   Tennessee State School Bond......................................      08/20/08            2.650           25,937,000
 25,000,000   Trinity Health Corp..............................................      08/04/08            2.406           24,943,333
 21,400,000   UBS Finance Delaware LLC.........................................      07/07/08            2.945           21,389,603
  6,708,000   University of Texas System Board of Regents......................      07/22/08            2.550            6,708,000
 26,260,000   Walnut Energy Center Authority...................................      07/17/08            2.624           26,229,953
 38,500,000   Yale University..................................................      07/01/08            2.254           38,500,000
                                                                                                                     --------------
              Total Commercial Paper...........................................                                       1,125,842,819
                                                                                                                     --------------

              CORPORATE BONDS (11.7%)
 10,700,000   Associates Corp. of North America................................      11/01/08            6.250           10,747,493
  8,620,000   Associates Corp. of North America................................      11/15/08            6.875            8,731,402
  8,000,000   Bank of America Corp.............................................      02/15/09            5.875            8,119,416
 21,400,000   BellSouth Corp.(1)...............................................      08/15/08            2.776           21,401,564
  5,350,000   Bristol-Myers Squibb Co..........................................      08/15/08            4.000            5,355,725
  4,300,000   Caterpillar Financial Services Corp..............................      07/15/08            2.700            4,299,302
  6,650,000   Caterpillar Financial Services Corp..............................      08/15/08            3.700            6,654,411
  5,100,000   Citicorp.........................................................      11/15/08            6.375            5,148,036
  3,445,000   ConocoPhillips Co................................................      03/30/09            6.375            3,532,346
  4,300,000   Credit Suisse USA, Inc...........................................      01/15/09            3.875            4,321,177
  3,900,000   Fleet National Bank..............................................      01/15/09            5.750            3,955,151
  2,100,000   General Electric Capital Corp.(1)................................      07/22/08            2.551            2,099,704
  3,250,000   General Electric Capital Corp.(1)................................      07/28/08            2.907            3,249,758
  1,447,000   General Electric Capital Corp....................................      10/15/08            3.600            1,442,710
  3,400,000   Goldman Sachs Group, Inc.(1).....................................      09/22/08            2.891            3,394,665
  2,600,000   Goldman Sachs Group, Inc.(1).....................................      09/23/08            2.841            2,595,570
  6,247,000   Goldman Sachs Group, Inc.(1).....................................      09/24/08            2.882            6,234,570
  4,700,000   Hartford Financial Services Group, Inc...........................      08/16/08            5.550            4,712,772
 12,000,000   Hartford Financial Services Group, Inc...........................      11/01/08            6.375           12,116,143
  4,300,000   HSBC Finance Corp................................................      12/15/08            4.125            4,297,649
  5,850,000   John Deere Capital Corp.(1)......................................      09/25/08            2.984            5,850,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                                           Maturity          Interest
   Amount                                                                              Date              Rate             Value
-----------                                                                          --------          --------      --------------
              CORPORATE BONDS (continued)
$17,100,000   JP Morgan Chase & Co.(1).........................................      09/22/08            2.851%      $   17,084,392
  4,300,000   JP Morgan Chase & Co.............................................      10/15/08            5.750            4,312,724
  4,760,000   JP Morgan Chase & Co.............................................      01/15/09            6.000            4,833,614
  8,600,000   National Rural Utilities Cooperative
                Finance Corp. .................................................      12/01/08            5.750            8,663,294
 17,100,000   National Geographic School Publishing, Inc.(1)...................      07/03/08            2.500           17,100,000
 15,800,000   Pioneer Hi-Bred International, Inc...............................      01/15/09            5.750           16,037,121
  6,000,000   PNC Bank NA(1)...................................................      07/29/08            2.443            5,990,486
  8,600,000   PNC Funding Corp.................................................      02/15/09            6.125            8,740,178
  2,100,000   US Bancorp.......................................................      04/28/09            5.300            2,142,362
  6,000,000   US Bank NA.......................................................      07/15/08            6.300            6,007,198
 21,400,000   Wachovia Bank NA(1)..............................................      07/03/08            2.070           21,376,395
  8,600,000   Wachovia Bank NA.................................................      12/01/08            5.800            8,686,365
  4,300,000   Wells Fargo & Co.(1).............................................      07/03/08            2.508            4,297,956
                                                                                                                     --------------
              Total Corporate Bonds............................................                                         253,531,649
                                                                                                                     --------------

              MUNICIPAL BONDS(1) (8.0%)
  4,700,000   Broward County, Florida, Airport Facility Revenue................      07/02/08            2.510            4,700,000
 12,800,000   Connecticut State Housing Finance Authority......................      07/03/08            2.750           12,800,000
  6,505,000   De Kalb County, Georgia Development Authority Revenue............      07/02/08            2.400            6,505,000
  6,900,000   Greensboro, North Carolina.......................................      07/02/08            2.550            6,900,000
 12,800,000   Kansas City, Missouri, Tax Increment
                Financing Commission Revenue...................................      07/02/08            2.780           12,800,000
 12,800,000   Michigan Municipal Bond Authority................................      07/07/08            3.000           12,800,000
  6,200,000   State of Mississippi ............................................      07/02/08            2.510            6,200,000
 28,800,000   New York City Transitional Finance Authority.....................      07/02/08            2.750           28,800,000
 12,800,000   New York, New York...............................................      07/07/08            2.600           12,800,000
 15,135,000   Portland, Maine..................................................      07/02/08            2.600           15,135,000
  1,635,000   Private Colleges & Universities Authority........................      07/02/08            2.400            1,635,000
 10,600,000   Savannah College of Art & Design.................................      07/03/08            2.500           10,600,000


   The accompanying notes are an integral part of these financial statements.

8

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                                           Maturity          Interest
   Amount                                                                              Date              Rate             Value
-----------                                                                          --------          --------      --------------
              MUNICIPAL BONDS(1) (continued)
$ 3,670,000   Seattle, Washington..............................................      07/02/08            2.750%      $    3,670,000
 30,800,000   State of Texas...................................................      07/02/08            2.750           30,800,000
  8,600,000   Virginia State Housing Development Authority.....................      07/02/08            2.750            8,600,000
                                                                                                                     --------------
              Total Municipal Bonds............................................                                         174,745,000
                                                                                                                     --------------

              MUTUAL FUND (2.6%)
 57,730,000   Reserve U.S. Government Fund 12..................................                                          57,730,000
                                                                                                                     --------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS (2.7%)
  4,300,000   Federal Farm Credit Bank.........................................      06/15/09            3.950            4,361,083
  4,300,000   Federal Home Loan Bank...........................................      11/21/08            4.625            4,336,028
  7,940,000   Federal Home Loan Bank...........................................      04/21/09            2.350            7,928,808
  8,600,000   Federal Home Loan Bank...........................................      05/07/09            2.750            8,600,000
  8,600,000   Federal Home Loan Bank...........................................      05/13/09            2.375            8,586,524
 11,225,000   FHLMC............................................................      08/14/08            5.125           11,263,277
 12,800,000   FHLMC............................................................      05/18/09            2.500           12,800,000
                                                                                                                     --------------
              Total U.S. Government Agency Obligations.........................                                          57,875,720
                                                                                                                     --------------

              REPURCHASE AGREEMENTS (14.9%)
 75,000,000   BNP Paribas (Agreement dated
              06/30/08 collateralized by FNMA
              5.500%-6.000%, due 12/01/36-02/01/38,
              value $76,500,000)...............................................      07/01/08            2.400           75,000,000
100,000,000   Deutsche Bank (Agreement dated
              06/30/08 collateralized by FMAC
              4.500%-7.000%, due 11/01/13-05/01/38,
              value $86,724,101 and FNMA
              5.106%-5.755% due 12/01/16-12/01/35,
              value $15,275,899)...............................................      07/01/08            2.700          100,000,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              9

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                                           Maturity          Interest
   Amount                                                                              Date              Rate             Value
-----------                                                                          --------          --------      --------------
              REPURCHASE AGREEMENTS (continued)
$75,000,000   Royal Bank of Canada (Agreement dated
              06/30/08 collateralized by FAMC 4.875%,
              due 01/14/11, value $5,627,053; FMAC
              4.000%-14.000%, due 01/14/11-06/01/38,
              value $18,373,822; FNMA 4.500%-16.000%,
              due 02/01/09-02/01/48, value 34,311,800
              and GNMA 4.500%-17.000%, due
              04/15/09-06/15/38, value $18,187,326)............................      07/01/08            2.850%      $   75,000,000
 75,000,000   Societe Generale (Agreement dated
              06/30/08 collateralized by FMAC 6.500%,
              due 10/01/37, value $48,324,149; and
              FNMA 5.500%, due 03/01/37, value
              $28,175,851).....................................................      07/01/08            2.700           75,000,000
                                                                                                                     --------------
              Total Repurchase Agreements......................................                                         325,000,000
                                                                                                                     --------------
TOTAL INVESTMENTS AT AMORTIZED COST.............................................................          99.8%      $2,169,863,179
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................................           0.2            4,034,527
                                                                                                         -----       --------------
NET ASSETS.....................................................................................          100.0%      $2,173,897,706
                                                                                                         =====       ==============


----------
(1)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest  payment date). The yield shown represents the June 30,
      2008 coupon or interest rate.

Abbreviations:

FAMC - Federal Agricultural Mortgage Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FMAC - Financial Markets Association of Canada

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

10

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
    Investments, at amortized cost ..........................     $1,844,863,179
    Repurchase Agreements ...................................        325,000,000
    Cash ....................................................             60,204
    Interest and other receivables ..........................          5,396,962
                                                                  --------------
        Total Assets ........................................      2,175,320,345
                                                                  --------------
LIABILITIES:
    Payables for:
        Investment advisory and administrative fees .........            477,783
        Shareholder servicing fees ..........................            296,167
        Dividends declared ..................................            158,637
        Custody and accounting fees .........................            138,484
        Professional fees ...................................             66,992
        State registration fees .............................             13,414
        Board of Trustees' fees .............................              1,000
    Accrued expenses and other liabilities ..................            270,162
                                                                  --------------
        Total Liabilities ...................................          1,422,639
                                                                  --------------
NET ASSETS ..................................................     $2,173,897,706
                                                                  ==============
Net Assets Consist of:
    Paid-in capital .........................................     $2,173,897,706
                                                                  --------------
Net Assets ..................................................     $2,173,897,706
                                                                  ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES NET ASSET VALUE
    ($1,408,949,855 / 1,408,948,801 shares outstanding) .....              $1.00
                                                                           =====
INSTITUTIONAL SHARES NET ASSET VALUE
    ($764,947,852 / 764,948,222 shares outstanding) .........              $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                             11

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2008

NET INVESTMENT INCOME:
    Income:
        Investment income ..................................      $ 106,047,058
                                                                  -------------
    Expenses:
        Investment advisory and administrative fees ........          5,642,976
        Shareholder servicing fees .........................          3,509,603
        Custody and accounting fees ........................            331,683
        Board of Trustees' fees ............................            169,515
        Professional fees ..................................            138,608
        State registration fees ............................             59,691
        Miscellaneous expenses .............................            288,005
                                                                  -------------
           Total Expenses ..................................         10,140,081
           Expense offset arrangement ......................            (54,485)
                                                                  -------------
           Net Expenses ....................................         10,085,596
                                                                  -------------
    Net Investment Income ..................................      $  95,961,462
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

12

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                   For the years ended June 30,
                                                                                             --------------------------------------
                                                                                                  2008                    2007
                                                                                             ---------------        ---------------
INCREASE (DECREASE) IN NET ASSETS:
    From Operations:
        Net investment income ........................................................       $    95,961,462        $    86,186,394
                                                                                             ---------------        ---------------
    Dividends and distributions declared:
        From net investment income:
           Regular shares ............................................................           (50,922,406)           (67,612,111)
           Institutional shares ......................................................           (45,039,056)           (18,574,283)
                                                                                             ---------------        ---------------
               Total dividends and distributions declared ............................           (95,961,462)           (86,186,394)
                                                                                             ---------------        ---------------
    From Fund Share (Principal) Transactions at Net Asset Value of $1.00 per
        share:
           Fund shares sold ..........................................................         4,249,639,531          3,932,442,373
           Fund shares issued in reinvestment of dividends ...........................                52,591             39,649,577
           Fund shares repurchased ...................................................        (4,387,608,450)        (3,165,839,507)
                                                                                             ---------------        ---------------
               Net increase (decrease) in net assets resulting
                 from fund share transactions ........................................          (137,916,328)           806,252,443
                                                                                             ---------------        ---------------

NET ASSETS:
    Beginning of year ................................................................         2,311,814,034          1,505,561,591
                                                                                             ---------------        ---------------
    End of year ......................................................................       $ 2,173,897,706        $ 2,311,814,034
                                                                                             ===============        ===============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                             13

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular  share  outstanding  throughout each year


                                                                   For the years ended June 30,
                                                  --------------------------------------------------------------
                                                   2008          2007          2006          2005          2004
                                                  ------        ------        ------        ------        ------
Net asset value, beginning of year ............   $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
Income from investment operations:
    Net investment income .....................     0.04          0.05          0.04          0.01          0.01
Dividends to shareholders from net
    investment income .........................    (0.04)        (0.05)        (0.04)        (0.01)        (0.01)
                                                  ------        ------        ------        ------        ------
Net asset value, end of year ..................   $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                  ======        ======        ======        ======        ======
Total return ..................................     3.77%         4.97%         3.76%         1.72%         0.59%
Ratios/ Supplemental data:
    Net assets, end of year (in millions) .....   $1,409        $1,172        $1,506        $1,258        $1,375
    Ratio of expenses to average net assets ...     0.51%         0.51%(1)      0.53%(1)      0.52%(1)      0.52%(1)
    Expense offset arrangement ................     0.00%(2)        --            --            --            --
                                                  ------        ------        ------        ------        ------
        Total Expenses ........................     0.51%         0.51%         0.53%         0.52%         0.52%
                                                  ======        ======        ======        ======        ======
    Ratio of net investment income to
        average net assets ....................     3.63%         4.79%(1)      3.75%(1)      1.70%(1)      0.59%(1)


----------
(1)   Ratios include the Fund's share income,  expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

(2)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

14

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected  per share  data and  ratios  for an  Institutional  share  outstanding throughout the year


                                                                                                                 For the period from
                                                                                                                  January 26, 2007
                                                                                                                  (commencement of
                                                                                        For the year ended       operations) through
                                                                                           June 30, 2008            June 30, 2007
                                                                                        ------------------       -------------------
Net asset value, beginning of period ...........................................             $ 1.00                   $ 1.00
Income from investment operations:
    Net investment income ......................................................               0.04                     0.02
Dividends to shareholders from net investment income ...........................              (0.04)                   (0.02)
                                                                                             ------                   ------
Net asset value, end of period .................................................             $ 1.00                   $ 1.00
                                                                                             ======                   ======
Total return ...................................................................               4.02%                    2.21%(1)
Ratios/ Supplemental data:
    Net assets, end of period (in millions) ....................................             $  765                   $1,140
    Ratio of expenses to average net assets ....................................               0.26%                    0.26%(2),(3)
    Expense offset arrangement .................................................               0.00%(4)                   --
                                                                                             ------                   ------
        Total Expenses .........................................................               0.26%                    0.26%
                                                                                             ======                   ======
    Ratio of net investment income to
        average net assets .....................................................               3.86%                    5.07%(2),(3)


----------
(1)   Inception to date return.

(2)   Ratios include the Fund's share income,  expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

(3)   Annualized.

(4)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                             15

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

1.    Organization and Significant  Accounting  Policies.  BBH Money Market Fund
      (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment  Company Act of 1940, as amended.
      The Trust is an open-end  management  investment  company  organized  as a
      Massachusetts  business  trust  on  June 7,  1983  and  re-organized  as a
      Delaware  statutory trust on June 12, 2007. The Fund commenced  operations on December 12, 1983.  The  Declaration  of Trust  permits the Trustees to create an unlimited  number of series,  each of which may issue a separate class of shares.  The Fund established a new class of shares designated as
      "Institutional  Shares".  Institutional Shares opened on December 19, 2006
      and  commenced   operations  on  January  26,  2007.  Regular  Shares  and
      Institutional Shares have different operating expenses.  At June 30, 2008, there were seven series of the Trust.

      Prior to June 12, 2007 the Fund invested all of its  investable  assets in the BBH U.S.  Money Market  Portfolio  (the  "Portfolio"),  a diversified,
      open-end   management   investment  company  having  the  same  investment
      objectives  as the Fund.  Effective  June 12, 2007,  the Fund redeemed its shares of the Portfolio and began  investing  its assets  directly.  There were no changes to the Fund's investment  policies and  restrictions.  The
      Fund recorded its share of the Portfolios' income and expenses daily until the date of the redemption.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation  of  Investments.  The  Fund  values  its  investments  at amortized cost, which approximates  market value. The amortized cost method  values a security  at its cost at the time of  purchase  and thereafter  assumes  a  constant  amortization  to  maturity  of any discount  or  premium.  The  Fund's  use  of  amortized  cost  is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B.    Investment  Transactions  and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest income consists of interest  accrued and discount earned  (including both original issue and market discount)
            and premium  amortization  on the  investments of the Fund,  accrued ratably to the date of maturity.

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase price

16

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008

            exceeds  the  sale  price,  reflecting  the  Fund's  return  on  the transaction or  effectively  the interest rate paid by the dealer to the Fund.  This  return is  unrelated  to the  interest  rate on the underlying security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities  dealers,  deemed creditworthy by the Investment Adviser.
            The Fund's  custodian or  sub-custodian  will take possession of the securities subject to repurchase agreements.  The Investment Adviser or sub-custodian  will monitor the value of the underlying  security each day to ensure that the value of the security  always  equals or exceeds the repurchase price.  Repurchase  agreements are subject to
            credit  risks.   Information   regarding  repurchase  agreements  is
            included in the Portfolio of Investments.

      D.    Federal  Income  Taxes.  Each  series of the Trust is  treated  as a separate  entity for federal  income tax purposes.  It is the Fund's policy to comply with the  provisions  of the Internal  Revenue Code applicable  to  regulated  investment  companies  and to  distribute substantially  all  of  its  taxable  income  to  its  shareholders.
            Accordingly,  no federal  income tax provision is required.  At June
            30, 2008,  the cost of  investments  for federal income tax purposes was  equal  to the  amortized  cost  of  investments  for  financial statement purposes.

      E.    Dividends and  Distributions  to  Shareholders.  Dividends  from net
            investment   income  are   declared   daily  and  paid   monthly  to
            shareholders.   The  Fund  declared  dividends  in  the  amounts  of
            $50,922,406   and   $45,039,056   to   Regular   and   Institutional
            shareholders, respectively, during the year ended June 30, 2008. The
            Fund declared dividends in the amount of $67,612,111 and $18,574,283 to Regular and Institutional shareholders during the year ended June
            30, 2007. The tax character of the dividends  declared in both years was 100% ordinary income.

            The  Fund  had a net  capital  loss  carryforward  of  approximately
            $39,121 which expires as follows:

                   Expiration date                   Amount
                   ---------------                   ------
                     06/30/2016                     $39,121
                                                    =======

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales and post-October short term capital loss deferral.

            To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains to offset will not be distributed  to  shareholders  since any such  distributions  may be taxable to shareholders as ordinary income.

FINANCIAL STATEMENT JUNE 30, 2008                                             17

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008

      F.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether the tax  positions  are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended June 30, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            Disclosures  about  Derivative  Instruments  and Hedging  Activities
            (SFAS 161),  was issued and is effective for fiscal years  beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown  Brothers  Harriman  &  Co.  ("BBH")  provides   investment  advice,
      portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for  investment  advisory and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.25% on the first  $1,000,000,000  of the Fund's average daily net assets
      and  0.20%  of  the  Fund's   average   daily  net  assets  in  excess  of
      $1,000,000,000.  Prior to June 12, 2007,  under a separate  agreement that covered only  investment  advisory  fees, BBH received a fee from the Fund calculated daily and paid monthly. This fee was allocated to the Fund from the Portfolio in which the Fund  invested and was  calculated at an annual rate of 0.15% of the Portfolio's average daily net assets.  Brown Brothers
      Harriman Trust Company,  LLC, the Fund's  administrator,  under a separate agreement that covered only administrative  services,  received a fee from the Fund calculated daily and paid

                                       18

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008

      monthly at an annual rate  equivalent to 0.10% of the Fund's average daily net assets. BBH has a sub-administration services agreement with Federated
      Services Company ("FSC") for which FSC receives  compensation paid by BBH.
      For the  year  ended  June 30,  2008,  the Fund  incurred  $5,642,976  for investment advisory and administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily and paid  monthly at an annual rate of 0.25% of the Regular  shares'
      average  daily net  assets.  For the year  ended June 30,  2008,  the Fund incurred $3,509,603 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over
      $1 billion.  For the year ended June 30, 2008, the Fund incurred  $331,683 for custody and accounting services. These fees were reduced by $54,485 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant to the agreement the Fund will be charged interest based on LIBOR on the day of the overdraft  plus one percent.  The total interest paid by the Fund for the year ended June 30, 2008 was $18,236.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2008, the Fund incurred $169,515 for Trustees' fees.

3.    Capital  Stock.  The Trust is permitted  to issue an  unlimited  number of
      Regular Shares and Institutional Shares of capital stock, at no par value.
      Transactions in shares of capital stock were as follows:

                                                             Shares
                                               --------------------------------
                                                  For the            For the
                                                year ended          year ended
                                               June 30, 2008      June 30, 2007
                                               -------------      -------------
Regular Shares
Capital stock sold ........................    2,213,057,812      2,210,338,409
Capital stock issued in connection with
    reinvestment of dividends .............           52,591         31,844,261
Capital stock redeemed ....................   (1,976,287,295)    (2,575,617,884)
                                              --------------     --------------
Net increase (decrease) ...................      236,823,108       (333,435,214)
                                              ==============     ==============

FINANCIAL STATEMENT JUNE 30, 2008                                             19

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008

                                                           Shares
                                            ------------------------------------
                                                             For the period from
                                                               January 26, 2007
                                                For the        (commencement of
                                               year ended       operations) to
                                             June 30, 2008      June 30, 2007
                                            ---------------  -------------------
Institutional Shares
Capital stock sold .......................   2,036,581,719      1,722,103,964
Capital stock issued in connection with
    reinvestment of dividends ............              --          7,805,316
Capital stock redeemed ...................  (2,411,321,155)      (590,221,623)
                                            --------------     --------------
Net increase (decrease) ..................    (374,739,436)     1,139,687,657
                                            ==============     ==============

20

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2008

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments,  reinvested dividends,  or other  distributions;  and  exchange  fees;  and (2)  ongoing  costs,  including management  fees; and other Fund expenses.  This Example is intended to help you understand  your  ongoing  costs (in  dollars) of  investing  in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT JUNE 30, 2008                                             21

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2008

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.


                                                                                        Expenses Paid
                                               Beginning             Ending             During Period
                                             Account Value        Account Value        January 1, 2008
                                            January 1, 2008       June 30, 2008      to June 30, 2008(1)
                                            ---------------       -------------      -------------------
Regular Shares
Actual.................................         $1,000              $1,013.80               $2.55
Hypothetical(2)........................         $1,000              $1,022.33               $2.56



                                                                                        Expenses Paid
                                               Beginning             Ending             During Period
                                             Account Value        Account Value        January 1, 2008
                                            January 1, 2008       June 30, 2008      to June 30, 2008(1)
                                            ---------------       -------------      -------------------
Institutional Shares
Actual.................................         $1,000              $1,015.10               $1.30
Hypothetical(2)........................         $1,000              $1,023.57               $1.31


----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 0.51% and
      0.26% for Regular and Institutional  shares,  respectively,  multiplied by
      182/366 (to reflect the one half-year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

22

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2008

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both investment advisory and administrative  services.  The following is a summary of the factors the Board took into  consideration  in making its  determination  to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  had  recently  been  refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

FINANCIAL STATEMENT JUNE 30, 2008                                             23

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

24

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 11, 2006, the Board received detailed  performance  information for each Fund at each regular Board meeting during the year. At the meeting held on October 2, 2006, the Board reviewed  information  showing performance of each
Fund  compared  to its peers  over the prior 1-,  3-,  and 5- year  periods  and compared the  performance  information  to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The  following  factors  specific  to BBH Money  Market Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed  information showing performance of the BBH Money Market Fund compared  to other  funds in the  iMoneyNet  (1st  Tier  Retail)  and (1st  Tier
Institutional).  The  comparative  information  showed that the BBH Money Market
Fund had  outperformed  or performed in line with the averages over all relevant periods.  The Board also  viewed  with favor  that the total  expense  ratio was substantially lower than the averages in these categories.  The Board also noted
that the BBH Money  Market Fund had  maintained  a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered,  the Board  concluded  that the BBH Money Market  Fund's  investment results over time and expense ratios had been satisfactory.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the

FINANCIAL STATEMENT JUNE 30, 2008                                             25

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

possible  detriment  of the Fund.  Alternatively,  to the  extent  that the same investment opportunities might be desirable for more than one account,  possible conflicts  could arise in  determining  how to allocate  them.  Other  potential
conflicts  might  include  conflicts  created  by  specific   portfolio  manager
compensation  arrangements,  and  conflicts  relating to selection of brokers or dealers to execute Fund  portfolio  trades and/or  specific uses of  commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

26

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2008

In  January  2009,  the Fund  will  report  on Form  1099 the tax  status of all distributions  made during the calendar year 2008.  Shareholders  should use the information on Form 1099 for their income tax returns.

FINANCIAL STATEMENT JUNE 30, 2008                                             27

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH Money Market Fund includes additional information about the
Fund's  Trustees and is available upon request  without charge by contacting the
Fund at 1-800-625-5759.


                                             Term of                                                  Number of
                                             Office                                                   Funds in
                                             and                                                      Fund          Other
                         Position(s)         Length                                                   Complex       Directorships
Name, Birth Date         Held with           of Time        Principal Occupation(s)                   Overseen by   Held by
and Address              Trust               Served#        During Past 5 Years                       Trustee^      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.    Chairman of the     Since 2007     Managing Director, Chairman and Chief     7             None
Birth Date:              Board and Trustee                  Executive Officer of Shields & Company
March 17, 1938                                              (member of New York Stock Exchange);
Shields & Company                                           Chairman of Capital Management
140 Broadway                                                Associates, Inc. (registered investment
New York, NY 10005                                          adviser); Director of Flower Foods,
                                                            Inc. (New York Stock Exchange listed
                                                            company).

David P. Feldman         Trustee             Since 2007     Director of Jeffrey Co. (1992 to          7             Director of
Birth Date:                                                 present); Director of QMED (1999 to May                 Dreyfus Mutual
November 16, 1939                                           2007).                                                  Funds (59 Funds)
C/O BBH & Co.
140 Broadway
New York, NY 10005

Alan G. Lowy             Trustee             Since 2007     Private Investor.                         7             None
Birth Date:
April 17, 1939
4111 Clear
Valley Drive
Encino, CA 91436

Arthur D. Miltenberger   Trustee             Since 2007     Retired; Trustee, R.K. Mellon Family      7             None
Birth Date:                                                 Trust (1981 to June 2003); Director of
November 8, 1938                                            Aerostructures Corporation (aircraft
503 Darlington Road                                         manufacturer) (1996 to July 2003).
Ligonier, PA 15658

Samuel F. Pryor, IV      Trustee             Since 2007     Private Investor.                         7             None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021


28

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


                                             Term of                                                  Number of
                                             Office                                                   Funds in
                                             and                                                      Fund          Other
                         Position(s)         Length                                                   Complex       Directorships
Name, Birth Date         Held with           of Time        Principal Occupation(s)                   Overseen by   Held by
and Address              Trust               Served#        During Past 5 Years                       Trustee^      Trustee
------------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner        Trustee             Since 2007     President, Clear Brook Advisors, a        7             None
Birth Date:                                                 registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret           President and       Since 2008     President and Principal Executive         N/A           N/A
Birth Date:              Principal                          Officer of the Trust; Joined Brown
April 11, 1959           Executive Officer                  Brothers Harriman & Co. ("BBH & Co.")
140 Broadway                                                in 1981 and has been a Partner of the
New York, NY 10005                                          firm since 1998.

Charles H. Schreiber     Treasurer and       Since 2007     Treasurer and Principal Financial         N/A           N/A
Birth Date:              Principal                          Officer of the Trust; Senior Vice
December 10, 1957        Financial Officer                  President of BBH & Co. since September
140 Broadway                                                2001; Joined BBH & Co. in 1999.
New York, NY 10005

Mark B. Nixon            Assistant           Since 2007     Assistant Secretary and Assistant         N/A           N/A
Birth Date:              Secretary,                         Treasurer of the Trust; Vice President
January 14, 1963         Assistant                          of BBH & Co. (since October 2006);
140 Broadway             Treasurer                          Accounting Manager, Reserve Funds
New York, NY 10005                                          (August 2005-September 2006); Assistant
                                                            Controller, Reserve Funds (February
                                                            2005-August 2005); Private Consultant
                                                            (December 2001-February 2005).

Beth Haddock             Chief Compliance    Since 2007     Chief Compliance Officer of the Trust     N/A           N/A
Birth Date:              Officer                            (September 2007-present); Chief
December 10, 1965                                           Compliance Officer for the FINRA/NYSE
140 Broadway                                                and SEC compliance programs and
New York, NY 10005                                          Associate Compliance Director for the
                                                            global compliance program (April
                                                            2005-present); Deputy General
                                                            Counsel of AXA Advisors/AXA Financial
                                                            (November 1997-April 2005).


FINANCIAL STATEMENT JUNE 30, 2008                                             29

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


                                             Term of                                                  Number of
                                             Office                                                   Funds in
                                             and                                                      Fund          Other
                         Position(s)         Length                                                   Complex       Directorships
Name, Birth Date         Held with           of Time        Principal Occupation(s)                   Overseen by   Held by
and Address              Trust               Served#        During Past 5 Years                       Trustee^      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An            Anti-Money          Since 2008     Anti-Money Laundering Officer, Vice       N/A           N/A
Birth Date:              Laundering Officer                 President of BBH & Co. (September 2007
September 10, 1970                                          - present); AML Officer at UBS
140 Broadway                                                Investment Bank (April 2006 - August
New York, NY 10005                                          2007); AML Officer & Vice President in
                                                            Private Client Services at Bear Stearns
                                                            & Co (June 1992 - April 2006).

Gail C. Jones            Secretary           Since 2007     Secretary of the Trust; Counsel,          N/A           N/A
Birth Date:                                                 ReedSmith, LLP (since October 2002);
October 26, 1953                                            Corporate Counsel (January 1997 to
1001 Liberty Avenue                                         September 2002) and Vice President
Pittsburgh, PA                                              (January 1999 to September 2002) of
15222-3779                                                  Federated Services Company.

George M. Polatas        Vice President      Since 2008     Vice President of the Trust (since June   N/A           N/A
Birth Date:                                                 2008); Assistant Vice President of
March 3, 1962                                               Federated Services Company; Vice
1001 Liberty Avenue,                                        President of various funds distributed
Pittsburgh, PA                                              by Edgewood Services, Inc (January 1997
15222-3779                                                  to present).

Theodore J. Boudria      Assistant           Since 2008     Assistant Treasurer of the Trust; Vice    N/A           N/A
Birth Date:              Treasurer                          President (since 2003); Assistant Vice
June 26, 1968                                               President (since September 2000);
70 Franklin Street                                          Joined BBH & Co. in 1995.
Boston, MA 02110


----------
#     Each  Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000),  or until he or she sooner dies,  resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their  respective successors  are  chosen  and  qualified  (subject  to the  ability  of the
      Trustees to remove any officer in accordance with the Trust's By-laws).

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

30

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                                             Call 1-800-575-1265
By E-mail send your request to:                           bbhfunds@bbh.com
On the internet:                                          www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  Annual Report
                                  JUNE 30, 2008

                            BBH TAX EXEMPT MONEY FUND


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2007 to June 30, 2008, the BBH Tax Exempt Money Market
Fund  (the  "Fund")  produced  a  total  return  of  2.40%(1).  We  believe  the
performance  of  the  Fund  was  competitive   within  the  industry  despite  a
conservative  portfolio  composition  and in  light  of  very  difficult  market conditions.

The Municipal  market struggled over the past year as the credit crisis caused a
"flight to  quality"  trade in the  marketplace.  Investors  sought  safety from volatile  financial  market  conditions which put pressure on every fixed income asset class except Treasuries. Municipal ratios relative to Treasuries increased to  historically  wide levels.  In late  February,  investors  could buy AAA tax exempt  bonds  yielding  150% of  Treasuries  inside 5 years.  During the second quarter,  the tax exempt market  outperformed  Treasuries,  as historically wide ratios drew a wide range of strategic and tactical investors. Strong demand from retail investors,  large inflows into tax exempt mutual funds, and interest from non-traditional  investors  contributed to the significant ratio compression and outperformance.  New municipal  issuance  volume for the year is on track to set another  record.  The percentage of new issue coming to market with insurance is down over 25% from the  previous  year.  Headline  risk for  monoline  insurance companies was a major theme for the tax exempt market this year. The three major rating agencies downgraded all but two of the bond insurance companies.  In June
S&P and Moody's  stripped  MBIA and Ambac,  the two largest  monoline  insurance companies, of their AAA ratings. Tax Exempt Money Market funds were hard pressed to find high  quality  variable  rate demand  note weekly and daily  floaters as monoline  insurance  downgrades  caused  portfolio  mangers to sell lower  rated insured paper and trim their overall exposure to specific insured credits.  As a result,  municipal yields fell to 1.00% for high quality uninsured variable rate demand  notes.  Due to solid  demand  from retail and  institutional  investors, yields  in the  short  end of the  municipal  yield  curve  fell over the past 6 months.  Tax-exempt  30-day rates fell from 2.00% to 1.50%,  60-day  yields fell from 2.05% to 1.55%,  90-day rates fell from 2.15% to 1.60%,  and 1-year  yields fell 110 basis points, from 2.80% to 1.70%.

Throughout  the fiscal year we  maintained  the Fund's  positions  and added new issues when we saw attractive buying opportunities.  The Fund's average maturity remained at 46 days,  while coupon  payments and maturities were reinvested into high quality short municipals and tax-exempt  commercial paper. The Fund remains well diversified with 30% in AAA-rated short-term municipals,  17% in tax-exempt commercial paper, 36% in weekly floaters, and 16% in daily cash floaters.

The Fund's  investment  advisor remains  cautious on the municipal market due to the expected new issue supply and low absolute  returns  offered by money market investments.  High quality money market  instruments  are in great demand due to the downgrades,  and negative outlook, on the monoline insurance  companies.  We continue to believe that the municipal market represents an attractive long term buying opportunity. Our purchases in the Fund are focused on municipalities with strong  underlying  credit  fundamentals,  independent  of any support from bond insurance.

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment  return  and  principal  value  will  fluctuate,   so  that  an
      investor's  shares,  when  redeemed,  may be worth more or less than their original  cost.  Mutual  Fund  performance  changes  over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns,  contact the Fund at 1-800-625-5759.

2

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2008

To the Trustees of the BBH Trust and Shareholders of
BBH Tax Exempt Money Fund

We have audited the accompanying statement of assets and liabilities,  including the  portfolio  of  investments,  of BBH Tax Exempt  Money Fund (a series of BBH
Trust) (the "Fund") as of June 30, 2008, and the related statement of operations for the year then ended,  the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities  owned as of June 30, 2008, by  correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing  procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Tax Exempt Money Fund as of June 30, 2008, the results of its operations for the year then ended,  the changes in its net assets for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 21, 2008

FINANCIAL STATEMENT JUNE 30, 2008                                              3

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2008

BREAKDOWN BY BOND TYPE

                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Certificates of Participation ..................      $  8,545,000         1.6%
Education ......................................       124,265,000        22.7
General Obligations ............................       145,269,556        26.6
Government Collateral ..........................        28,759,224         5.3
Health Care ....................................        52,600,000         9.6
Industrial .....................................         3,000,000         0.5
Miscellaneous ..................................        31,796,759         5.8
Transportation .................................        21,987,521         4.0
Utilities ......................................        20,965,000         3.8
Water/Sewer ....................................        24,912,128         4.6
Commercial Paper ...............................        72,515,000        13.3
Other Assets in Excess of Liabilities ..........        11,962,086         2.2
                                                      ------------       -----
NET ASSETS .....................................      $546,577,274       100.0%
                                                      ============       =====

TOP FIVE HOLDINGS BY STATE

                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
North Carolina .................................      $ 80,751,021        14.8%
Texas ..........................................        51,992,635         9.5
Pennsylvania ...................................        32,100,000         5.9
Missouri .......................................        29,700,000         5.4
Washington .....................................        28,453,542         5.2
Other States ...................................       311,617,990        57.0
Other Assets in Excess of Liabilities ..........        11,962,086         2.2
                                                      ------------       -----
NET ASSETS .....................................      $546,577,274       100.0%
                                                      ============       =====

All data as of June 30,  2008.  The Fund's  breakdown  by bond type and top five holdings by state are  expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

4

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (84.5%)
              CERTIFICATES OF PARTICIPATION(1) (1.6%)
$ 3,475,000   Mecklenburg County, North Carolina.............  07/03/08       1.550%   $  3,475,000
  1,570,000   Winston-Salem, North Carolina..................  07/03/08       1.440       1,570,000
  3,500,000   Winston-Salem, North Carolina..................  07/03/08       1.440       3,500,000
                                                                                       ------------
              Total Certificates of Participation............                             8,545,000
                                                                                       ------------
              EDUCATION (22.7%)
  7,000,000   Colorado Springs, Colorado(1)..................  07/01/08       2.900       7,000,000
  4,000,000   Connecticut State Health & Educational
                 Facilities Authority(1).....................  07/02/08       1.270       4,000,000
  2,850,000   Delaware State Economic Development
                 Authority(1)................................  07/03/08       1.550       2,850,000
  2,000,000   Massachusetts State Health &
                 Educational Facilities Authority(1).........  07/02/08       1.280       2,000,000
  2,000,000   Massachusetts State Health &
                 Educational Facilities Authority(1).........  07/02/08       1.450       2,000,000
  3,000,000   Massachusetts State Health &
                 Educational Facilities Authority(1).........  07/03/08       1.470       3,000,000
  2,500,000   Missouri State Health & Educational
                 Facilities Authority(1).....................  07/01/08       1.700       2,500,000
  1,000,000   Missouri State Health & Educational
                 Facilities Authority(1).....................  07/01/08       1.850       1,000,000
  6,200,000   Missouri State Health & Educational
                 Facilities Authority(1).....................  07/01/08       2.100       6,200,000
  5,000,000   Missouri State Health & Educational
                 Facilities Authority(1).....................  07/01/08       2.600       5,000,000
  5,000,000   Missouri State Health & Educational
                 Facilities Authority(1).....................  07/01/08       7.000       5,000,000
  5,000,000   New Hampshire Health & Education
                 Facilities Authority(1).....................  07/02/08       1.550       5,000,000
  5,000,000   North Carolina Educational Facilities
                 Finance Agency(1)...........................  07/03/08       1.450       5,000,000
  2,535,000   North Carolina Educational Facilities
                 Finance Agency(1)...........................  07/03/08       1.510       2,535,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              5

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (continued)
              EDUCATION (continued)
$ 5,000,000   Ohio State Higher Educational Facilities
                 Revenue(1)..................................  07/02/08       1.500%   $  5,000,000
  2,000,000   Ohio State University(1).......................  07/02/08       1.370       2,000,000
  3,000,000   Pennsylvania State Higher Educational
                 Facilities Authority(1).....................  07/01/08       8.000       3,000,000
  4,400,000   Pennsylvania State Higher Educational
                 Facilities Authority(1).....................  07/03/08       1.550       4,400,000
  1,400,000   Pennsylvania State University(1)...............  07/03/08       1.510       1,400,000
  2,900,000   Private Colleges & Universities
                 Authority(1)................................  07/02/08       1.600       2,900,000
  4,400,000   Purdue University(1)...........................  07/02/08       1.600       4,400,000
  1,645,000   University of Houston(1).......................  07/03/08       1.600       1,645,000
  4,000,000   University of Massachusetts
                 Building Authority(1).......................  07/02/08       1.450       4,000,000
  1,500,000   University of Michigan(1)......................  07/01/08       3.000       1,500,000
  1,735,000   University of Michigan(1)......................  07/03/08       1.500       1,735,000
  6,000,000   University of Missouri(1)......................  07/01/08       1.700       6,000,000
  6,000,000   University of Pittsburgh(1)....................  07/02/08       1.520       6,000,000
  6,000,000   University of Pittsburgh(1)....................  07/03/08       1.500       6,000,000
  1,100,000   University of Utah(1)..........................  07/02/08       1.600       1,100,000
  4,500,000   Utah State Board of Regents....................  07/01/08       4.000       4,500,000
  5,600,000   Utah State Board of Regents(1).................  07/01/08       7.000       5,600,000
  4,000,000   Virginia College Building Authority,
                 Educational Facilities Revenue(1)...........  07/01/08       2.710       4,000,000
  6,000,000   Waco Educational Finance Corp.(1)..............  07/02/08       1.600       6,000,000
                                                                                       ------------
              Total Education................................                           124,265,000
                                                                                       ------------
              GENERAL OBLIGATIONS (26.6%)
  1,145,000   Anne Arundel County, Maryland..................  04/01/09       4.000       1,163,213
  2,310,000   Anne Arundel County, Maryland..................  04/01/09       4.000       2,346,743
  1,190,000   Arlington, Texas...............................  08/15/08       5.000       1,194,442
  1,850,000   Charlotte, North Carolina......................  07/01/08       4.250       1,850,000
  1,265,000   Columbus, Ohio.................................  07/01/08       5.000       1,265,000


   The accompanying notes are an integral part of these financial statements.

6

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (continued)
              GENERAL OBLIGATIONS (continued)
$ 1,800,000   State of Delaware..............................  07/01/08       5.000%   $  1,800,000
    500,000   State of Delaware..............................  03/01/09       4.250         508,569
  4,795,000   Denton, Texas, Independent
                 School District(1)..........................  07/03/08       1.550       4,795,000
  1,100,000   Durham, North Carolina(1)......................  07/03/08       1.570       1,100,000
  1,000,000   Fairfax County, Virginia.......................  04/01/09       5.250       1,023,632
  2,500,000   State of Georgia...............................  12/01/08       5.000       2,533,832
  3,250,000   State of Georgia...............................  12/01/08       5.000       3,286,836
  1,025,000   Greensboro, North Carolina(1)..................  07/02/08       1.520       1,025,000
  1,675,000   Greensboro, North Carolina(1)..................  07/02/08       1.520       1,675,000
  2,520,000   Greensboro, North Carolina.....................  03/01/09       5.250       2,575,703
  3,015,000   Guilford County, North Carolina(1).............  07/03/08       1.550       3,015,000
  3,100,000   Howard County, Maryland........................  02/15/09       4.000       3,141,990
  3,025,000   Howard County, Maryland........................  02/15/09       4.250       3,068,660
  1,050,000   Katy, Texas, Independent School
                 District(1).................................  07/03/08       1.530       1,050,000
  1,500,000   Lehman Municipal Trust Receipts(1).............  07/02/08       1.770       1,500,000
  2,560,000   State of Maryland..............................  08/01/08       5.000       2,562,845
  5,000,000   State of Maryland..............................  02/01/09       5.000       5,100,718
  1,000,000   State of Maryland..............................  03/01/09       5.250       1,021,299
  2,455,000   State of Massachusetts(1)......................  07/02/08       1.530       2,455,000
  1,000,000   Mecklenburg County, North Carolina(1)..........  07/02/08       1.570       1,000,000
  1,200,000   Mecklenburg County, North Carolina(1)..........  07/02/08       1.570       1,200,000
  2,450,000   Mecklenburg County, North Carolina(1)..........  07/02/08       1.570       2,450,000
  3,450,000   Mecklenburg County, North Carolina(1)..........  07/02/08       1.570       3,450,000
  1,060,000   Mecklenburg County, North Carolina(1)..........  07/03/08       1.450       1,060,000
  2,500,000   Mecklenburg County, North Carolina(1)..........  07/03/08       1.450       2,500,000
  5,000,000   Mecklenburg County, North Carolina(1)..........  07/03/08       1.520       5,000,000
    620,000   Minneapolis, Minnesota(1)......................  07/03/08       1.370         620,000
  2,000,000   Minneapolis, Minnesota(1)......................  07/03/08       1.370       2,000,000
  8,900,000   Minneapolis, Minnesota(1)......................  07/03/08       1.370       8,900,000
  1,205,000   Minneapolis, Minnesota.........................  12/01/08       3.000       1,210,699


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              7

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (continued)
              GENERAL OBLIGATIONS (continued)
$ 2,450,000   Minneapolis, Minnesota, Special School
                 District No. 1..............................  02/01/09       4.000%   $  2,482,593
  1,575,000   State of Minnesota.............................  10/01/08       5.000       1,583,389
  2,000,000   Montgomery County, Maryland(1).................  07/01/08       1.700       2,000,000
  1,835,000   Montgomery County, Maryland....................  07/01/08       5.000       1,835,000
  7,000,000   State of North Carolina(1).....................  07/02/08       1.540       7,000,000
  1,000,000   State of North Carolina........................  03/01/09       5.000       1,018,985
    800,000   State of North Carolina........................  03/01/09       5.250         817,238
  1,500,000   State of Ohio..................................  09/01/08       4.000       1,505,571
  1,000,000   State of Ohio..................................  09/15/08       4.000       1,004,067
  1,750,000   State of Ohio..................................  05/01/09       5.500       1,802,980
  5,000,000   State of Oregon(1).............................  07/01/08       1.700       5,000,000
  6,000,000   State of Oregon(1).............................  07/01/08       1.700       6,000,000
  1,000,000   State of Oregon(1).............................  07/02/08       1.450       1,000,000
  3,210,000   Port Tacoma, Washington(1).....................  07/01/08       3.050       3,210,000
  1,400,000   Seattle, Washington(1).........................  07/02/08       1.500       1,400,000
  1,050,000   State of South Carolina........................  08/01/08       5.000       1,051,459
  3,000,000   Union County, North Carolina(1)................  07/03/08       1.500       3,000,000
  5,000,000   State of Utah..................................  07/01/08       4.000       5,000,000
  1,355,000   Virginia Beach, Virginia.......................  10/01/08       5.000       1,365,551
  3,000,000   Wake County, North Carolina(1).................  07/03/08       1.440       3,000,000
  1,700,000   Wake County, North Carolina(1).................  07/03/08       1.500       1,700,000
  7,000,000   State of Washington............................  09/01/08       5.500       7,043,542
  5,000,000   Washington Suburban Sanitation
                 District(1).................................  07/02/08       1.500       5,000,000
                                                                                       ------------
              Total General Obligations......................                           145,269,556
                                                                                       ------------
              GOVERNMENT COLLATERAL (5.3%)
  3,000,000   Houston, Texas, Independent
                 School District.............................  02/15/09       5.250       3,062,805
  1,800,000   Hurst-Euless-Bedford, Texas,
                 Independent School District.................  08/15/08       4.750       1,806,839


   The accompanying notes are an integral part of these financial statements.

8

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (continued)
              GOVERNMENT COLLATERAL (continued)
$ 1,000,000   Los Angeles, California, Unified School
                 District....................................  07/01/08       5.000%   $  1,010,000
  5,000,000   Maricopa County, Arizona, Unified
                 School District No. 41......................  07/01/08       5.000       5,000,000
  1,000,000   State of Michigan..............................  11/01/08       5.000       1,010,399
  2,520,000   State of Minnesota.............................  11/01/08       5.000       2,546,209
  2,940,000   State of Minnesota.............................  11/01/09       5.000       2,970,763
  1,000,000   New York, New York, City Transitional
                 Finance Authority...........................  11/01/08       5.000       1,006,290
  1,000,000   New York, New York, City Transitional
                 Finance Authority...........................  11/01/08       5.000       1,006,622
  2,530,000   New York State Tollway Authority
                 Highway & Bridge Trust Fund.................  04/01/09       5.250       2,590,984
  1,500,000   North Carolina Medical Care
                 Commission..................................  12/01/08       5.000       1,534,095
  1,000,000   Oklahoma State Turnpike Authority
                 Revenue.....................................  01/01/09       5.250       1,016,121
  1,140,000   Texas State Public Finance Authority
                 Revenue.....................................  12/15/08       5.000       1,157,276
  1,000,000   University of California.......................  09/01/08       5.250       1,015,761
  1,000,000   Virginia Public School Authority...............  08/01/08       4.500       1,012,320
  1,000,000   Virginia Public School Authority...............  08/01/08       5.000       1,012,740
                                                                                       ------------
              Total Government Collateral....................                            28,759,224
                                                                                       ------------
              HEALTH CARE(1) (9.6%)
  5,000,000   Charlotte-Mecklenburg, North Carolina,
                 Hospital Authority..........................  07/03/08       1.500       5,000,000
  3,200,000   Colorado Health Facilities Authority
                 Revenue.....................................  07/02/08       1.550       3,200,000
  6,300,000   Colorado Health Facilities Authority
                 Revenue.....................................  07/02/08       1.600       6,300,000
  4,900,000   Montgomery County, Ohio........................  07/01/08       3.500       4,900,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                              9

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (continued)
              HEALTH CARE(1) (continued)
$ 6,000,000   New Mexico State Hospital Equipment
                 Loan Council................................  07/02/08       1.600%   $  6,000,000
  2,500,000   North Carolina Medical Care
                 Commission..................................  07/02/08       1.540       2,500,000
  2,000,000   Philadelphia, Pennsylvania, Hospitals &
                 Higher Education Facilities Authority.......  07/01/08       1.650       2,000,000
  5,000,000   Philadelphia, Pennsylvania, Hospitals &
                 Higher Education Facilities Authority.......  07/01/08       1.650       5,000,000
  4,000,000   Royal Oak, Michigan, Hospital Finance
                 Authority...................................  07/01/08       8.000       4,000,000
  7,700,000   Royal Oak, Michigan, Hospital Finance
                 Authority...................................  07/01/08       8.500       7,700,000
  6,000,000   University of North Carolina Hospital
                 Chapel Hill Revenue.........................  07/01/08       2.500       6,000,000
                                                                                       ------------
              Total Health Care..............................                            52,600,000
                                                                                       ------------
              INDUSTRIAL(1) (0.5%)
  1,500,000   Loudoun County, Virginia, Industrial
                 Development Authority Revenue...............  07/02/08       1.300       1,500,000
  1,500,000   Loudoun County, Virginia, Industrial
                 Development Authority Revenue...............  07/02/08       1.480       1,500,000
                                                                                       ------------
              Total Industrial...............................                             3,000,000
                                                                                       ------------
              MISCELLANEOUS (5.8%)
  3,125,000   Alaska State Housing Finance Corp.
                 Revenue(1)..................................  07/01/08       1.750       3,125,000
  1,600,000   Alaska State Housing Finance Corp.
                 Revenue(1)..................................  07/02/08      11.660       1,600,000
  6,000,000   Connecticut State Housing
                 Finance Authority(1)........................  07/03/08       3.000       6,000,000
  1,000,000   Illinois State Finance Authority
                 Revenue(1)..................................  07/02/08       1.400       1,000,000


   The accompanying notes are an integral part of these financial statements.

10

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (continued)
              MISCELLANEOUS (continued)
$ 1,000,000   Maine Municipal Bond Bank......................  11/01/08       5.000%   $  1,009,272
  4,000,000   Missouri State Development Finance
                 Board(1)....................................  07/01/08       7.750       4,000,000
  2,605,000   Monmouth County, New Jersey,
                 Improvement Authority Revenue...............  10/01/08       4.500       2,611,695
  2,000,000   New York, New York, City Transitional
                 Finance Authority(1)........................  07/02/08       1.400       2,000,000
  3,040,000   Palm Beach County, Florida, Public
                 Improvement Revenue.........................  11/01/08       4.000       3,047,537
  5,900,000   South Dakota Housing Development
                 Authority(1)................................  07/03/08       1.600       5,900,000
  1,500,000   Virginia State Public Building Authority.......  08/01/08       4.500       1,503,255
                                                                                       ------------
              Total Miscellaneous............................                            31,796,759
                                                                                       ------------
              TRANSPORTATION (4.0%)
  3,000,000   Illinois State Toll Highway Authority
                 Revenue(1)..................................  07/03/08       1.700       3,000,000
  3,005,000   Kansas State Department of
                 Transportation & Highway Revenue(1).........  07/02/08       1.520       3,005,000
  1,700,000   Kansas State Department of
                 Transportation & Highway Revenue(1).........  07/03/08       1.400       1,700,000
  1,070,000   Lehman Municipal Trust Receipts(1).............  07/02/08       1.770       1,070,000
  3,000,000   Maryland State Department of
                 Transportation..............................  03/01/09       5.000       3,061,248
  1,135,000   North Texas Tollway Authority..................  01/01/09       5.000       1,151,273
  3,000,000   Pennsylvania Turnpike Commission(1)............  07/01/08       1.650       3,000,000
  6,000,000   Triborough Bridge & Tunnel Authority,
                 New York, Revenue(1)........................  07/02/08       1.440       6,000,000
                                                                                       ------------
              Total Transportation...........................                            21,987,521
                                                                                       ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                             11

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (continued)
              UTILITIES(1) (3.8%)
$ 2,000,000   Colorado Springs, Colorado, Utilities
                 Revenue.....................................  07/03/08       1.500%   $  2,000,000
  3,850,000   Colorado Springs, Colorado, Utilities
                 Revenue.....................................  07/03/08       1.800       3,850,000
  1,500,000   Houston, Texas, Utility System Revenue.........  07/03/08       1.700       1,500,000
  2,000,000   New York State Energy Research &
                 Development Authority.......................  07/02/08       1.420       2,000,000
  4,315,000   San Antonio, Texas, Electric & Gas
                 Revenue.....................................  07/02/08       1.770       4,315,000
  2,000,000   San Antonio, Texas, Electric & Gas
                 Revenue.....................................  07/03/08       1.600       2,000,000
  4,000,000   Snohomish County, Washington, Public
                 Utility District No. 1......................  07/02/08       1.520       4,000,000
  1,300,000   Upper Merion, Pennsylvania, Municipal
                 Utility Authority...........................  07/03/08       1.530       1,300,000
                                                                                       ------------
              Total Utilities................................                            20,965,000
                                                                                       ------------
              WATER/SEWER (4.6%)
  1,500,000   Boston, Massachusetts, Water &
                 Sewer Commission(1).........................  07/03/08       1.500       1,500,000
  2,000,000   California State Department of Water
                 Resources(1)................................  07/02/08      10.450       2,000,000
  2,400,000   Charleston, South Carolina, Waterworks
                 & Sewer Revenue(1)..........................  07/03/08       1.550       2,400,000
  1,000,000   Charlotte, North Carolina, Water &
                 Sewer Revenue(1)............................  07/03/08       1.550       1,000,000
    700,000   Cobb County, Georgia, Water &
                 Sewer Revenue...............................  07/01/08       5.000         700,000
  1,000,000   Cobb County, Georgia, Water &
                 Sewer Revenue...............................  07/01/08       5.000       1,000,000
  1,000,000   Colorado Water Resources & Power
                 Development Authority.......................  09/01/08       5.250       1,005,657


   The accompanying notes are an integral part of these financial statements.

12

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              MUNICIPAL BONDS (continued)
              WATER/SEWER (continued)
$ 3,200,000   Durham, North Carolina, Water &
                 Sewer Revenue(1)............................  07/02/08       1.450%   $  3,200,000
  6,000,000   Gwinnett County, Georgia, Water &
                 Sewer Authority(1)..........................  07/02/08       1.700       6,000,000
  1,055,000   Iowa State Finance Authority Revenue...........  02/01/09       5.000       1,073,263
  2,025,000   Massachusetts State Water Resources
                 Authority(1)................................  07/02/08       1.530       2,025,000
  1,000,000   Michigan Municipal Bond Authority
                 Revenue.....................................  10/01/08       5.000       1,008,208
  2,000,000   Texas Water Development Board
                 Revenue(1)..................................  07/01/08       2.050       2,000,000
                                                                                       ------------
              Total Water/Sewer..............................                            24,912,128
                                                                                       ------------
              Total Municipal Bonds..........................                           462,100,188
                                                                                       ------------
              COMMERCIAL PAPER (13.3%)
  5,000,000   Austin Independent School District.............  07/08/08       1.650       5,000,000
  2,315,000   Board of Regents of the Texas A&M
                 University..................................  07/07/08       1.700       2,315,000
  4,000,000   City of Austin, Texas..........................  07/16/08       2.100       4,000,000
  2,000,000   Clark County, Nevada, School District..........  07/02/08       1.950       2,000,000
  1,550,000   Jacksonville, Florida, Electric Authority
                 Revenue.....................................  07/09/08       2.080       1,550,000
  6,300,000   King County, Washington........................  07/24/08       1.650       6,300,000
  1,500,000   King County, Washington........................  08/07/08       1.650       1,500,000
  2,000,000   Massachusetts Water Resources
                 Authority...................................  07/17/08       1.950       2,000,000
  3,000,000   Memphis, Tennessee.............................  09/04/08       1.750       3,000,000
  3,000,000   Montgomery County, Maryland....................  08/05/08       1.580       3,000,000
  1,300,000   Municipal Electric Authority of Georgia........  07/08/08       1.450       1,300,000
  2,050,000   Municipal Electric Authority of Georgia........  08/11/08       1.650       2,050,000
  3,000,000   Nashville & Davidson County Health
                 and Educational Facilities Authority........  09/02/08       1.600       3,000,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                             13

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008


 Principal                                                     Maturity     Interest
  Amount                                                         Date         Rate         Value
-----------                                                    --------     --------    -----------
              COMMERCIAL PAPER (continued)
$ 4,000,000   New York, New York.............................  07/03/08       4.050%   $  4,000,000
  5,000,000   New York, New York.............................  07/03/08       4.050       5,000,000
  1,000,000   North Carolina Capital Facilities Finance
                 Agency......................................  08/12/08       1.500       1,000,000
  5,500,000   North Texas Tollway Authority..................  10/09/08       1.600       5,500,000
  3,000,000   Oklahoma City Water Utilities Trust............  09/03/08       1.580       3,000,000
  3,000,000   Orange County, Florida.........................  07/14/08       2.000       3,000,000
  2,000,000   South Carolina Public Service Authority........  08/08/08       1.650       2,000,000
  4,000,000   Tennessee State School Bond....................  08/06/08       1.900       4,000,000
  2,000,000   Tennessee State School Bond....................  08/07/08       1.520       2,000,000
  2,500,000   Tennessee State School Bond....................  09/04/08       1.650       2,500,000
  1,000,000   Texas Public Finance Authority.................  07/10/08       1.590       1,000,000
  2,500,000   Texas Public Finance Authority.................  08/07/08       1.500       2,500,000
                                                                                       ------------
              Total Commercial Paper.........................                            72,515,000
                                                                                       ------------
TOTAL INVESTMENTS, AT AMORTIZED COST....................................       97.8%   $534,615,188
OTHER ASSETS IN EXCESS OF LIABILITIES...................................        2.2      11,962,086
                                                                              -----    ------------
NET ASSETS .............................................................      100.0%   $546,577,274
                                                                              =====    ============


----------
(1)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest  payment date). The yield shown represents the June 30,
      2008 coupon or interest rate.

   The accompanying notes are an integral part of these financial statements.

14

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
   Investments, at amortized cost ............................      $534,615,188
   Receivables for:
      Investments sold .......................................         9,742,911
      Interest and other receivables .........................         2,550,072
                                                                    ------------
        Total Assets .........................................       546,908,171
                                                                    ------------
LIABILITIES:
   Due to Brown Brothers Harriman & Co. ......................            31,606
   Payables for:
      Investment advisory and administrative fees ............           112,388
      Shareholder servicing fees .............................           109,918
      Dividends declared .....................................            38,143
      Professional fees ......................................            20,424
      Custody and accounting fees ............................            14,809
      Board of Trustees' fees ................................             2,609
   Accrued expenses and other liabilities ....................             1,000
                                                                    ------------
        Total Liabilities ....................................           330,897
                                                                    ------------
NET ASSETS, for 546,571,244 fund shares outstanding ..........      $546,577,274
                                                                    ============
Net Assets Consist of:
   Paid-in capital ...........................................      $546,574,372
   Undistributed net investment income .......................             2,902
                                                                    ------------
Net Assets ...................................................      $546,577,274
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE .................             $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                             15

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2008

NET INVESTMENT INCOME:
   Income:
      Investment income .....................................      $ 12,223,172
                                                                   ------------
   Expenses:
      Investment advisory and administrative fees ...........         1,069,468
      Shareholder servicing fees ............................         1,069,468
      Custody and accounting fees ...........................            64,391
      Board of Trustees' fees ...............................            36,612
      Professional fees .....................................            31,382
      Miscellaneous expenses ................................           109,716
                                                                   ------------
        Total Expenses ......................................         2,381,037
        Expense offset arrangement ..........................           (19,529)
                                                                   ------------
        Net Expenses ........................................         2,361,508
                                                                   ------------
   Net Investment Income ....................................      $  9,861,664
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

16

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                  For the years ended June 30,
                                                                                             --------------------------------------
                                                                                                  2008                     2007
                                                                                             -------------            -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income ......................................................           $   9,861,664            $  12,564,686
   Dividends declared from net investment income .................................              (9,858,762)             (12,562,787)
                                                                                             -------------            -------------
      Net increase in net assets from operations .................................                   2,902                    1,899
                                                                                             -------------            -------------
   From Fund Share (Principal) Transactions at
      Net Asset Value of $1.00 per share:
        Fund shares sold .........................................................             732,984,132              353,300,401
        Fund shares issued in reinvestment of dividends ..........................                   6,550                6,378,787
        Fund shares repurchased ..................................................            (514,652,648)            (524,604,107)
                                                                                             -------------            -------------
           Net increase (decrease) in net assets resulting
             from fund share transactions ........................................             218,338,034             (164,924,919)
                                                                                             -------------            -------------
NET ASSETS:
   Beginning of year .............................................................             328,236,338              493,159,358
                                                                                             -------------            -------------
   End of year ...................................................................           $ 546,577,274            $ 328,236,338
                                                                                             =============            =============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2008                                             17

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year


                                                                             For the years ended June 30,
                                                       ------------------------------------------------------------------------
                                                         2008             2007          2006             2005             2004
                                                       -------          -------       -------          -------          -------
Net asset value, beginning of year ...............     $  1.00          $  1.00       $  1.00          $  1.00          $  1.00
Income from investment operations:
   Net investment income .........................        0.02             0.03          0.02             0.01             0.00(1)
Dividends to shareholders from net
   investment income .............................       (0.02)           (0.03)        (0.02)           (0.01)           (0.00)(1)
                                                       -------          -------       -------          -------          -------
Net asset value, end of year .....................     $  1.00          $  1.00       $  1.00          $  1.00          $  1.00
                                                       =======          =======       =======          =======          =======
Total return .....................................        2.40%            3.03%         2.31%            1.15%            0.42%
Ratios/Supplemental data:
   Net assets, end of year (in millions) .........     $   547          $   328       $   493          $   438          $   453
   Net expenses paid by Fund .....................        0.55%            0.58%         0.56%            0.56%            0.55%
   Expense offset arrangement ....................        0.00%(2)         0.01%         0.00%(2)         0.00%(2)         0.00%(2)
                                                       -------          -------       -------          -------          -------
      Total expenses .............................        0.55%            0.59%         0.56%            0.56%            0.55%
                                                       =======          =======       =======          =======          =======
   Ratio of net investment income to
      average net assets .........................        2.31%            2.98%         2.31%            1.15%            0.42%


----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

18

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

1.    Organization  and Significant  Accounting  Policies.  BBH Tax Exempt Money
      Fund (the  "Fund")  is a  separate,  diversified  series of BBH Trust (the
      "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management  investment company organized as a  Massachusetts  business trust on June 7, 1983 and  re-organized as a
      Delaware  statutory trust on June 12, 2007. The Fund commenced  operations on February 22, 1999.  The  Declaration  of Trust  permits the Trustees to create an unlimited  number of series,  each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund without a par value. At June 30, 2008,  there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation  of  Investments.  The  Fund  values  its  investments  at amortized cost, which approximates  market value. The amortized cost method  values a security  at its cost at the time of  purchase  and thereafter  assumes  a  constant  amortization  to  maturity  of any discount  or  premium.  The  Fund's  use  of  amortized  cost  is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B.    Investment  Transactions  and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified cost. The Fund invest primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a  specific  state or  municipality.  Interest  income  consists  of interest accrued and discount earned  (including both original issue and market discount) and premium  amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C.    Federal  Income  Taxes.  Each  series of the Trust is  treated  as a separate  entity for federal  income tax purposes.  It is the Fund's policy to comply with the  provisions  of the Internal  Revenue Code applicable  to  regulated  investment  companies  and to  distribute substantially  all  of  its  taxable  income  to  its  shareholders.
            Accordingly,  no federal  income tax provision is required.  At June
            30, 2008,  the cost of  investments  for federal income tax purposes was  equal  to the  amortized  cost  of  investments  for  financial statement purposes.

      D.    Dividends and  Distributions  to  Shareholders.  Dividends  from net
            investment   income  are   declared   daily  and  paid   monthly  to
            shareholders.   The  Fund  declared  dividends  in  the  amounts  of
            $9,858,762  and  $12,562,787  for the years  ended June 30, 2008 and
            June 30, 2007,  respectively.  The tax  character  of the  dividends declared in both years was 100% tax exempt income.

FINANCIAL STATEMENT JUNE 30, 2008                                             19

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008

      E.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether the tax  positions  are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended June 30, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            Disclosures  about  Derivative  Instruments  and Hedging  Activities
            (SFAS 161),  was issued and is effective for fiscal years  beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown  Brothers  Harriman  &  Co.  ("BBH")  provides   investment  advice,
      portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for  investment  advisory and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.25% of the Fund's  average  daily net  assets.  Prior to June 12,  2007, under a separate agreement that covered only investment advisory fees, BBH received  a fee from the Fund  calculated  daily  and paid  monthly  at an annual  rate of  0.15% of the  Fund's  average  daily  net  assets.  Brown
      Brothers Harriman Trust Company,  LLC, the Fund's  administrator,  under a separate agreement that covered only administrative  services,  received a fee from the Fund  calculated  daily and paid  monthly  at an annual  rate equivalent  to 0.10% of the Fund's  average  daily net  assets.  BBH has a sub-administration  services  agreement  with Federated  Services  Company
      ("FSC")  for which FSC  receives  compensation  paid by BBH.  For the year ended June 30, 2008, the Fund incurred  $1,069,468 for investment advisory and administrative services.

20

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily and paid  monthly at an annual  rate of 0.25% of the Fund's  average daily net  assets.  For the year ended June 30,  2008,  the Fund  incurred
      $1,069,468 for shareholder servicing services.

      Custody  and  Accounting  Fees.  BBH acts as a  custodian  and  receives a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over
      $1 billion.  For the year ended June 30, 2008,  the Fund incurred  $64,391 for custody and accounting services. These fees were reduced by $19,529 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant  to the  agreement,  the Fund will be charged  interest  based on
      LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2008 was $6,288.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2008, the Fund incurred $36,612 for Trustees' fees.

FINANCIAL STATEMENT JUNE 30, 2008                                             21

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2008

EXAMPLE

As a shareholder  of BBH Tax Exempt Money Fund (the  "Fund"),  you may incur two
types  of  costs:  (1)  transaction  costs  on  purchase  payments,   reinvested
dividends,  or other  distributions;  and exchange  fees; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

22

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2008

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.


                                                                             Expenses Paid
                                      Beginning            Ending            During Period
                                    Account Value       Account Value       January 1, 2008
                                   January 1, 2008      June 30, 2008     to June 30, 2008(1)
                                  -----------------------------------------------------------
Actual......................           $1,000             $1,009.00              $2.75
Hypothetical(2).............           $1,000             $1,022.13              $2.77


----------
(1)   Expenses  are  equal to the  Fund's  annualized  expense  ratio of  0.55%, multiplied  by the average  account  value over the period,  multiplied by
      182/366 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the applicable  annualized  expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT JUNE 30, 2008                                             23

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2008

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both investment advisory and administrative  services.  The following is a summary of the factors the Board took into  consideration  in making its  determination  to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  had  recently  been  refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

24

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds, there

FINANCIAL STATEMENT JUNE 30, 2008                                             25

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 11, 2006, the Board received detailed  performance  information for each Fund at each regular Board meeting during the year. At the meeting held on October 2, 2006, the Board reviewed  information  showing performance of each
Fund  compared  to its peers  over the prior 1-,  3-,  and 5- year  periods  and compared the  performance  information  to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to BBH Tax Exempt Money Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed  information  showing performance of the BBH Tax Exempt Money
Fund compared to iMoneyNet (Tax Free Retail). The Fund outperformed or performed in line with the average over all relevant  periods.  The Board also viewed with favor that the BBH Tax Exempt  Money  Fund's  portfolio  of  investments  had an overall high quality  while the BBH Tax Exempt Money Fund's total  expense ratio was lower  that the  iMoneyNet  Average.  The Board  also noted that the BBH Tax
Exempt  Money Fund had  successfully  maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered,  the Board concluded that the BBH Tax Exempt Money Fund's investment results over time and its total expense ratio had been satisfactory.

26

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2008

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT JUNE 30, 2008                                             27

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2008

The percentage of tax-exempt dividends paid by BBH Tax Exempt Money Fund for the year ended June 30, 2008 was 100%.

In  January  2009,  the Fund  will  report  on Form  1099 the tax  status of all distributions  made during the calendar year 2008.  Shareholders  should use the information on Form 1099 for their income tax returns.

The    differences     between     book-basis    and    tax-basis     unrealized
appreciation/(depreciation)  is attributable primarily to post-October long term capital loss deferral.

28

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH Tax Exempt Money Fund includes additional information about the Fund's  Trustees and is available upon request  without charge by contacting the Fund at 1-800-625-5759.


                                             Term of                                             Number of
                                             Office                                              Funds in
                                             and                                                 Fund            Other
                              Position(s)    Length of                                           Complex         Directorships
Name, Birth Date              Held with      Time           Principal Occupation(s)              Overseen by     Held by
and Address                   Trust          Served#        During Past 5 Years                  Trustee^        Trustee
---------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.         Chairman of    Since 2007     Managing Director, Chairman and      7               None
Birth Date:                   the Board                     Chief Executive Officer of Shields
March 17, 1938                and Trustee                   & Company (member of New York
Shields & Company                                           Stock Exchange); Chairman of
140 Broadway                                                Capital Management Associates,
New York, NY 10005                                          Inc. (registered investment
                                                            adviser); Director of Flower
                                                            Foods, Inc. (New York Stock
                                                            Exchange listed company).

David P. Feldman              Trustee        Since 2007     Director of Jeffrey Co. (1992 to     7               Director of
Birth Date:                                                 present); Director of QMED (1999                     Dreyfus Mutual
November 16, 1939                                           to May 2007).                                        Funds (59
C/O BBH & Co.                                                                                                    Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy                  Trustee        Since 2007     Private Investor.                    7               None
Birth Date:
April 17, 1939
4111 Clear
Valley Drive
Encino, CA 91436

Arthur D. Miltenberger        Trustee        Since 2007     Retired; Trustee, R.K. Mellon        7               None
Birth Date:                                                 Family Trust (1981 to June 2003);
November 8, 1938                                            Director of Aerostructures
503 Darlington Road                                         Corporation (aircraft
Ligonier, PA 15658                                          manufacturer) (1996 to July 2003).

Samuel F. Pryor, IV           Trustee        Since 2007     Private Investor.                    7               None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021


FINANCIAL STATEMENT JUNE 30, 2008                                             29

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                             Term of                                             Number of
                                             Office                                              Funds in
                                             and                                                 Fund            Other
                              Position(s)    Length of                                           Complex         Directorships
Name, Birth Date              Held with      Time           Principal Occupation(s)              Overseen by     Held by
and Address                   Trust          Served#        During Past 5 Years                  Trustee^        Trustee
---------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner             Trustee        Since 2007     President, Clear Brook Advisors, a   7               None
Birth Date:                                                 registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret                President      Since 2008     President and Principal Executive    N/A             N/A
Birth Date:                   and                           Officer of the Trust; Joined Brown
April 11, 1959                Principal                     Brothers Harriman & Co. ("BBH &
140 Broadway                  Executive                     Co.") in 1981 and has been a
New York, NY 10005            Officer                       Partner of the firm since 1998.

Charles H. Schreiber          Treasurer      Since 2007     Treasurer and Principal Financial    N/A             N/A
Birth Date:                   and                           Officer of the Trust; Senior Vice
December 10, 1957             Principal                     President of BBH & Co. since
140 Broadway                  Financial                     September 2001; Joined BBH & Co.
New York, NY 10005            Officer                       in 1999.

Mark B. Nixon                 Assistant      Since 2007     Assistant Secretary and Assistant    N/A             N/A
Birth Date:                   Secretary,                    Treasurer of the Trust; Vice
January 14, 1963              Assistant                     President of BBH & Co. (since
140 Broadway                  Treasurer                     October 2006); Accounting Manager,
New York, NY 10005                                          Reserve Funds (August
                                                            2005-September 2006); Assistant
                                                            Controller, Reserve Funds
                                                            (February 2005-August 2005);
                                                            Private Consultant (December
                                                            2001-February 2005).

Beth Haddock                  Chief          Since 2007     Chief Compliance Officer of the      N/A             N/A
Birth Date:                   Compliance                    Trust (September 2007-present);
December 10, 1965             Officer                       Chief Compliance Officer for the
140 Broadway                                                FINRA/NYSE and SEC compliance
New York, NY 10005                                          programs and Associate Compliance
                                                            Director for the global compliance
                                                            program (April 2005-present);
                                                            Deputy General Counsel of AXA
                                                            Advisors/ AXA Financial (November
                                                            1997-April 2005).


30

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                             Term of                                             Number of
                                             Office                                              Funds in
                                             and                                                 Fund            Other
                              Position(s)    Length of                                           Complex         Directorships
Name, Birth Date              Held with      Time           Principal Occupation(s)              Overseen by     Held by
and Address                   Trust          Served#        During Past 5 Years                  Trustee^        Trustee
---------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An                 Anti-Money     Since 2008     Anti-Money Laundering Officer,       N/A             N/A
Birth Date:                   Laundering                    Vice President of BBH & Co.
September 10, 1970            Officer                       (September 2007 - present); AML
140 Broadway                                                Officer at UBS Investment Bank
New York, NY 10005                                          (April 2006 - August 2007); AML
                                                            Officer & Vice President in
                                                            Private Client Services at Bear
                                                            Stearns & Co (June 1992 - April
                                                            2006).

Gail C. Jones                 Secretary      Since 2007     Secretary of the Trust; Counsel,     N/A             N/A
Birth Date:                                                 ReedSmith, LLP (since October
October 26, 1953                                            2002); Corporate Counsel (January
1001 Liberty Avenue                                         1997 to September 2002) and Vice
Pittsburgh, PA                                              President (January 1999 to
15222-3779                                                  September 2002) of Federated
                                                            Services Company.

George M. Polatas             Vice           Since 2008     Vice President of the Trust (since   N/A             N/A
Birth Date:                   President                     June 2008); Assistant Vice
March 3, 1962                                               President of Federated Services
1001 Liberty Avenue,                                        Company; Vice President of various
Pittsburgh, PA                                              funds distributed by Edgewood
15222-3779                                                  Services, Inc (January 1997 to
                                                            present).

Theodore J. Boudria           Assistant      Since 2008     Assistant Treasurer of the Trust;    N/A             N/A
Birth Date:                   Treasurer                     Vice President (since 2003);
June 26, 1968                                               Assistant Vice President (since
70 Franklin Street                                          September 2000); Joined BBH & Co.
Boston, MA 02110                                            in 1995.


----------
#     Each  Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000),  or until he or she sooner dies,  resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their  respective successors  are  chosen  and  qualified  (subject  to the  ability  of the
      Trustees to remove any officer in accordance with the Trust's By-laws).

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

FINANCIAL STATEMENT JUNE 30, 2008                                             31

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                             Call 1-800-575-1265
By E-mail send your request to:           bbhfunds@bbh.com
On the internet:                          www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics
    that applies to the Registrant's principal
    executive officer, principal financial officer,
    principal accounting officer or controller or
    persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
    (1) Not applicable.
    (2) Not applicable.
    (3) A copy of the code of ethics referenced
       in Item 2(a) of this Form N-CSR is available
       and can be mailed, free of charge, to
       anyone by calling (800) 575-1265.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The Registrant's Board of Trustees
        has designated two members of the audit
        committee as financial experts.
    (2) The following Trustees have been designated
        as audit committee financial experts by the
        Board of Trustees who are independent for purposes
        of this Item 3 of Form N-CSR: audit committee
        members Arthur D. Miltenberger and David P. Feldman
        are the designated audit committee financial
        experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
  TO BE PROVIDED BY D&T

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  Not applicable.

(b)  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND
         PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END
         MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
         PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF
         SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     Registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the Registrant's principal
     financial officer and principal executive
     officer have concluded that those
     disclosure controls and procedures
     provide reasonable assurance that
     the material information required to be
     disclosed by the Registrant on this
     report is recorded, processed,
     summarized and reported within the
     time periods specified in the Securities
     and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the Registrant's internal controls or
     in other factors that occurred during
     the second fiscal quarter of the period
     covered by this report that has materially
     affected, or is reasonably likely to
     materially affect, the Registrants internal
     control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)  Not applicable.

(a) (2)  A separate certification for each principal
         executive officer and principal financial
         officer of the Registrant as required by
         Rule 30a-2(a) under the Act (17 CFR 270.30a-2)
         is filed as Exhibit 12(a) (2).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the undersigned,
thereunto duly authorized.

(Registrant)              BBH TRUST
                -------------------------------------

By (Signature and Title)*       /s/ John A. Gehret
                               ------------------------------
                                 John A. Gehret, President
                                (Principal Executive Officer)
Date:   9/04/08
       ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the
following persons on behalf of the Registrant and
in the capacities and on the
dates indicated.

By (Signature and Title)*      /s/ Charles H. Schreiber
                               ---------------------------
                              Charles H. Schreiber, Treasurer
                               (Principal Financial Officer)

Date:   9/04/08
       ------------------

- Print name and title of each signing officer
 under his or her signature.

EXHIBIT 12(a) (1)

A copy of the code of ethics is available and can
be mailed, free of charge, to anyone by calling
(800) 575-1265.

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH U.S. Treasury
   Money Fund, BBH Money Market Fund, and BBH Tax Exempt Money Fund, ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial  statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the
   Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted  accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented  in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a  date within 90 days prior to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the
    Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent  functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the
    Registrant's ability to record,  process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:            9/04/08

         /s/ John A. Gehret
                  =======================
                     John A. Gehret
            President - Principal Executive Officer

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH U.S. Treasury
   Money Fund, BBH Money Market Fund, and BBH Tax Exempt Money Fund, ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the
   Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures,  or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented  in this report our conclusions about the effectiveness  of the disclosure controls and procedures, as of a  date within 90 days prior  to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the
    Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent  functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record,  process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves  management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:           9/04/08

            /s/ Charles H. Schreiber
                   ==========================
                     Charles H. Schreiber
             Treasurer - Principal Financial Officer

SECTION 906 CERTIFICATIONS

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C.
(section) 1350, and accompanies the report on Form N-CSR for the fiscal year ended June 30, 2008 of the BBH Trust (the Registrant).

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of the Registrant, hereby  certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended June 30, 2008
(the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the
Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:  9/04/08
       ------------------

        /s/ John A. Gehret
                 =======================
                    John A. Gehret
            President - Principal Executive Officer

Date:  9/04/08
       ------------------

       /s/ Charles H. Schreiber
                 ==========================
                   Charles H. Schreiber
            Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant
to 18 U.S.C.ss. 1350 and is not being filed as part
of the Report or as a separate disclosure document.